Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBPX
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIPX
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBGPX
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBUPX
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCAX
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTSX
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIBX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCBX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDBX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTFX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMGX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Cass B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCCX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQUBX
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGWX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGBX
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGCX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCACX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCBX
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLUCX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNBX
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRAX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRLEX
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCEX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMBX
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLBX
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAAX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCBX
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSOWX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSUAX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVBX
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSUCX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBWX
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEBX
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRAX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRCX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - A Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - B Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROBX
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMCX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | California Municipal Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | California Municipal Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund (Prospectus Summary) | California Municipal Fund | California Municipal Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Diversified Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Diversified Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBUGX
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHYX
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMIBX
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITAX
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPOCX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBBX
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBXX
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCXX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX

Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Management Balanced Portfolio	Strategic Asset Management Balanced Portfolio - Class A	Strategic Asset Management Balanced Portfolio - Class B	Strategic Asset Management Balanced Portfolio - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Balanced Portfolio	Strategic Asset Management Balanced Portfolio - Class A	Strategic Asset Management Balanced Portfolio - Class B	Strategic Asset Management Balanced Portfolio - Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.12%	0.16%	0.11%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.37%	2.16%	2.11%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.16%	2.11%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.70% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Strategic Asset Management Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Balanced Portfolio - Class A	682	960	1,259	2,106
Strategic Asset Management Balanced Portfolio - Class B	719	1,076	1,359	2,292
Strategic Asset Management Balanced Portfolio - Class C	314	661	1,134	2,441

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Balanced Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Balanced Portfolio - Class A	682	960	1,259	2,106
Strategic Asset Management Balanced Portfolio - Class B	219	676	1,159	2,292
Strategic Asset Management Balanced Portfolio - Class C	214	661	1,134	2,441

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 20% and 60% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 40% and 80% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the
Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are
60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.43%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -14.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Balanced Portfolio - Class A	Class A Return Before Taxes	6.89%	3.13%	3.90%
Strategic Asset Management Balanced Portfolio - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	6.24%	1.96%	2.89%
Strategic Asset Management Balanced Portfolio - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.64%	2.24%	2.89%
Strategic Asset Management Balanced Portfolio - Class B	Class B Return Before Taxes	7.15%	3.15%	3.85%
Strategic Asset Management Balanced Portfolio - Class C	Class C Return Before Taxes	11.29%	3.52%	3.71%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (60/40)	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	12.13%	4.08%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide as high a level of total return
(consisting of reinvested income and capital
appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level
of capital growth, while exposing them to a medium level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.20%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.70% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 20% and 60% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 40% and 80% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolio to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the
Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are
60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.43%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -14.46%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Strategic Asset Management Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Balanced Portfolio | Capital Benchmark (60/40)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
Annual Return 2001	rr_AnnualReturn2001	(0.50%)
Annual Return 2002	rr_AnnualReturn2002	(9.41%)
Annual Return 2003	rr_AnnualReturn2003	21.34%
Annual Return 2004	rr_AnnualReturn2004	9.23%
Annual Return 2005	rr_AnnualReturn2005	5.21%
Annual Return 2006	rr_AnnualReturn2006	10.36%
Annual Return 2007	rr_AnnualReturn2007	8.25%
Annual Return 2008	rr_AnnualReturn2008	(26.38%)
Annual Return 2009	rr_AnnualReturn2009	24.05%
Annual Return 2010	rr_AnnualReturn2010	13.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.89%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.85%
Strategic Asset Management Balanced Portfolio | Strategic Asset Management Balanced Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%

Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and
capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high
level of income and a medium to low level of capital growth, while exposing them to a medium to low
level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Management Conservative Balanced Portfolio	Strategic Asset Management Conservative Balanced Portfolio - Class A	Strategic Asset Management Conservative Balanced Portfolio - Class B	Strategic Asset Management Conservative Balanced Portfolio - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Balanced Portfolio	Strategic Asset Management Conservative Balanced Portfolio - Class A	Strategic Asset Management Conservative Balanced Portfolio - Class B	Strategic Asset Management Conservative Balanced Portfolio - Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.11%	0.18%	0.11%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.32%	2.14%	2.07%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.32%	2.14%	2.07%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Strategic Asset Management Conservative Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - Class A	677	945	1,234	2,053
Strategic Asset Management Conservative Balanced Portfolio - Class B	717	1,070	1,349	2,264
Strategic Asset Management Conservative Balanced Portfolio - Class C	310	649	1,114	2,400

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Conservative Balanced Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - Class A	677	945	1,234	2,053
Strategic Asset Management Conservative Balanced Portfolio - Class B	217	670	1,149	2,264
Strategic Asset Management Conservative Balanced Portfolio - Class C	210	649	1,114	2,400

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 40% and 80% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 20% and 60% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996. The predecessor portfolio's performance between
1996 and 2003 benefited from the
agreement of Edge and its affiliates to limit the portfolio's expenses.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      11.55%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -9.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Balanced Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Balanced Portfolio - Class A	Class A Return Before Taxes	5.30%	3.85%	4.47%
Strategic Asset Management Conservative Balanced Portfolio - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	4.34%	2.53%	3.25%
Strategic Asset Management Conservative Balanced Portfolio - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.54%	2.66%	3.19%
Strategic Asset Management Conservative Balanced Portfolio - Class B	Class B Return Before Taxes	5.50%	3.86%	4.42%
Strategic Asset Management Conservative Balanced Portfolio - Class C	Class C Return Before Taxes	9.48%	4.24%	4.31%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and
capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high
level of income and a medium to low level of capital growth, while exposing them to a medium to low
level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.40%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a
medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 40% and 80% of its assets in fixed-income funds,
•     and less than 40% in any one fixed-
      income fund
      Generally invests between 20% and 60% of its assets in equity funds, and less
•     than 30% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996. The predecessor portfolio's performance between
1996 and 2003 benefited from the
agreement of Edge and its affiliates to limit the portfolio's expenses.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      11.55%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -9.94%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.94%)
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Conservative Balanced Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
Annual Return 2001	rr_AnnualReturn2001	2.21%
Annual Return 2002	rr_AnnualReturn2002	(2.98%)
Annual Return 2003	rr_AnnualReturn2003	15.98%
Annual Return 2004	rr_AnnualReturn2004	7.38%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	8.66%
Annual Return 2007	rr_AnnualReturn2007	7.21%
Annual Return 2008	rr_AnnualReturn2008	(19.13%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	11.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,070
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Strategic Asset Management Conservative Balanced Portfolio | Strategic Asset Management Conservative Balanced Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.31%

Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of
principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Management Conservative Growth Portfolio	Strategic Asset Management Conservative Growth Portfolio - Class A	Strategic Asset Management Conservative Growth Portfolio - Class B	Strategic Asset Management Conservative Growth Portfolio - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Conservative Growth Portfolio	Strategic Asset Management Conservative Growth Portfolio - Class A	Strategic Asset Management Conservative Growth Portfolio - Class B	Strategic Asset Management Conservative Growth Portfolio - Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.13%	0.18%	0.14%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.41%	2.21%	2.17%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.41%	2.21%	2.17%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.71% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Strategic Asset Management Conservative Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio - Class A	686	972	1,279	2,148
Strategic Asset Management Conservative Growth Portfolio - Class B	724	1,091	1,385	2,342
Strategic Asset Management Conservative Growth Portfolio - Class C	320	679	1,164	2,503

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Conservative Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio - Class A	686	972	1,279	2,148
Strategic Asset Management Conservative Growth Portfolio - Class B	224	691	1,185	2,342
Strategic Asset Management Conservative Growth Portfolio - Class C	220	679	1,164	2,503

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 0% and 40% of its assets in fixed-income funds, and
•     less than 30% in any one fixed-
      income fund
      Generally invests between 60% and 100% of its assets in equity funds, and
•     less than 40% in any one equity
      fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      14.58%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -19.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Conservative Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Conservative Growth Portfolio - Class A	Class A Return Before Taxes	8.26%	1.97%	2.91%
Strategic Asset Management Conservative Growth Portfolio - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.03%	1.14%	2.23%
Strategic Asset Management Conservative Growth Portfolio - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.66%	1.54%	2.30%
Strategic Asset Management Conservative Growth Portfolio - Class B	Class B Return Before Taxes	8.65%	2.00%	2.85%
Strategic Asset Management Conservative Growth Portfolio - Class C	Class C Return Before Taxes	12.63%	2.34%	2.70%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (80/20)	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	2.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of
income and a medium to high level of capital growth, while exposing them to a medium to high level of
principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.40%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.71% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a
medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 0% and 40% of its assets in fixed-income funds, and
•     less than 30% in any one fixed-
      income fund
      Generally invests between 60% and 100% of its assets in equity funds, and
•     less than 40% in any one equity
      fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less
than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      14.58%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -19.14%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary) | Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Conservative Growth Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Conservative Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Conservative Growth Portfolio | Capital Benchmark (80/20)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Annual Return 2001	rr_AnnualReturn2001	(4.20%)
Annual Return 2002	rr_AnnualReturn2002	(15.70%)
Annual Return 2003	rr_AnnualReturn2003	26.97%
Annual Return 2004	rr_AnnualReturn2004	10.88%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	9.06%
Annual Return 2008	rr_AnnualReturn2008	(33.32%)
Annual Return 2009	rr_AnnualReturn2009	25.14%
Annual Return 2010	rr_AnnualReturn2010	14.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,342
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,342
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
Strategic Asset Management Conservative Growth Portfolio | Strategic Asset Management Conservative Growth Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%

Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with
some capital appreciation). In general, relative to the other
Portfolios, the Flexible Income Portfolio
should offer investors the potential for a high level of income and a low level of capital growth, while
exposing them to a low level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Management Flexible Income Portfolio	Strategic Asset Management Flexible Income Portfolio - Class A	Strategic Asset Management Flexible Income Portfolio - Class B	Strategic Asset Management Flexible Income Portfolio - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Flexible Income Portfolio	Strategic Asset Management Flexible Income Portfolio - Class A	Strategic Asset Management Flexible Income Portfolio - Class B	Strategic Asset Management Flexible Income Portfolio - Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.11%	0.17%	0.11%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.29%	2.10%	2.04%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.29%	2.10%	2.04%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Strategic Asset Management Flexible Income Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio - Class A	501	769	1,056	1,873
Strategic Asset Management Flexible Income Portfolio - Class B	713	1,058	1,329	2,224
Strategic Asset Management Flexible Income Portfolio - Class C	307	640	1,098	2,369

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Flexible Income Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio - Class A	501	769	1,056	1,873
Strategic Asset Management Flexible Income Portfolio - Class B	213	658	1,129	2,224
Strategic Asset Management Flexible Income Portfolio - Class C	207	207	1,098	2,369

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was
9.5% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible
Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 55% and 95% of its assets in fixed-income funds,
•      and less than 40% in any one fixed-
       income fund
       Generally invests between 5% and 45% of its assets in equity funds, and less
•      than 30% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

     Highest return for a quarter during the
     period of the bar chart above:                         Q2 '09        10.74%
     Lowest return for a quarter during the
     period of the bar chart above:                         Q4 '08        -7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Flexible Income Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Flexible Income Portfolio - Class A	Class A Return Before Taxes	5.96%	4.37%	4.74%
Strategic Asset Management Flexible Income Portfolio - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	4.76%	2.87%	3.25%
Strategic Asset Management Flexible Income Portfolio - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.94%	2.93%	3.21%
Strategic Asset Management Flexible Income Portfolio - Class B	Class B Return Before Taxes	4.20%	4.01%	4.50%
Strategic Asset Management Flexible Income Portfolio - Class C	Class C Return Before Taxes	8.30%	4.39%	4.35%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Capital Benchmark (25/75)	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	9.03%	5.22%	5.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") FLEXIBLE INCOME PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with
some capital appreciation). In general, relative to the other
Portfolios, the Flexible Income Portfolio
should offer investors the potential for a high level of income and a low level of capital growth, while
exposing them to a low level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was
9.5% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.50%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.69% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios: Flexible
Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional
Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
       Generally invests between 55% and 95% of its assets in fixed-income funds,
•      and less than 40% in any one fixed-
       income fund
       Generally invests between 5% and 45% of its assets in equity funds, and less
•      than 30% in any one equity fund
       Generally invests less than 20% of its assets in specialty funds, and less
•      than 20% in any one specialty fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the
percentage ranges when it deems appropriate.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and
Strategic Growth Portfolios to (in
alphabetical order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Capital
Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond
Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
     Highest return for a quarter during the
     period of the bar chart above:                         Q2 '09        10.74%
     Lowest return for a quarter during the
     period of the bar chart above:                         Q4 '08        -7.04%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.04%)
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary) | Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Flexible Income Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Strategic Asset Management Flexible Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Flexible Income Portfolio | Capital Benchmark (25/75)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	501
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	769
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	501
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	769
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,873
Annual Return 2001	rr_AnnualReturn2001	4.35%
Annual Return 2002	rr_AnnualReturn2002	1.04%
Annual Return 2003	rr_AnnualReturn2003	12.08%
Annual Return 2004	rr_AnnualReturn2004	5.73%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	6.70%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(14.20%)
Annual Return 2009	rr_AnnualReturn2009	20.94%
Annual Return 2010	rr_AnnualReturn2010	10.04%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,058
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,224
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,224
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%
Strategic Asset Management Flexible Income Portfolio | Strategic Asset Management Flexible Income Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	207
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%

Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
a corresponding level of principal risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Management Strategic Growth Portfolio	Strategic Asset Management Strategic Growth Portfolio - Class A	Strategic Asset Management Strategic Growth Portfolio - Class B	Strategic Asset Management Strategic Growth Portfolio - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Management Strategic Growth Portfolio	Strategic Asset Management Strategic Growth Portfolio - Class A	Strategic Asset Management Strategic Growth Portfolio - Class B	Strategic Asset Management Strategic Growth Portfolio - Class C
Management Fees	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.22%	0.18%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.48%	2.27%	2.23%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.48%	2.27%	2.23%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.75% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class
B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example Strategic Asset Management Strategic Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio - Class A	692	992	1,313	2,221
Strategic Asset Management Strategic Growth Portfolio - Class B	730	1,109	1,415	2,407
Strategic Asset Management Strategic Growth Portfolio - Class C	326	697	1,195	2,565

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Strategic Asset Management Strategic Growth Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio - Class A	692	992	1,313	2,221
Strategic Asset Management Strategic Growth Portfolio - Class B	230	709	1,215	2,407
Strategic Asset Management Strategic Growth Portfolio - Class C	226	697	1,195	2,565

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 0 and 25% of its assets in fixed-income funds, and
•     less than 25% in any one fixed-
      income fund
      Generally invests between 75% and 100% of its assets in equity funds, and
•     less than 50% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -22.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Strategic Asset Management Strategic Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Strategic Asset Management Strategic Growth Portfolio - Class A	Class A Return Before Taxes	9.20%	1.22%	2.13%
Strategic Asset Management Strategic Growth Portfolio - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	9.05%	0.54%	1.64%
Strategic Asset Management Strategic Growth Portfolio - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.17%	0.96%	1.72%
Strategic Asset Management Strategic Growth Portfolio - Class B	Class B Return Before Taxes	9.71%	1.27%	2.08%
Strategic Asset Management Strategic Growth Portfolio - Class C	Class C Return Before Taxes	13.74%	1.62%	1.94%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") STRATEGIC GROWTH PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios,
the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and
a corresponding level of principal risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying
funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.6% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses,
(expressed as a percent of average net
assets on an annualized basis) not to exceed and 1.75% for Class B. This agreement can be terminated by mutual
agreement of the parties (Principal Funds, Inc. and Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class
B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio is one of five Strategic Asset Management ("SAM") Portfolios:
Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset
allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer
the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in
Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the
Sub-Advisor generally
categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio
typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined
by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market
valuations of the Underlying Funds.

The Portfolio:
      Generally invests between 0 and 25% of its assets in fixed-income funds, and
•     less than 25% in any one fixed-
      income fund
      Generally invests between 75% and 100% of its assets in equity funds, and
•     less than 50% in any one equity fund
      Generally invests less than 20% of its assets in specialty funds, and less
•     than 20% in any one specialty fund

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may
alter the percentage ranges when it deems appropriate

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in
which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the
Underlying Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is
less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative
Balanced Portfolios to (in alphabetical
order):

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject directly or indirectly through the underlying funds to (in alphabetical order):

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1996.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03     16.26%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -22.29%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary) | Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Strategic Asset Management Strategic Growth Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	992
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	692
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	992
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
Annual Return 2001	rr_AnnualReturn2001	(6.69%)
Annual Return 2002	rr_AnnualReturn2002	(20.84%)
Annual Return 2003	rr_AnnualReturn2003	31.27%
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.98%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	9.26%
Annual Return 2008	rr_AnnualReturn2008	(37.55%)
Annual Return 2009	rr_AnnualReturn2009	26.49%
Annual Return 2010	rr_AnnualReturn2010	15.59%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	730
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,407
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
Strategic Asset Management Strategic Growth Portfolio | Strategic Asset Management Strategic Growth Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.94%

Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income

as a secondary objective, capital
appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal LifeTime Strategic Income Fund	Principal LifeTime Strategic Income Fund - Class A	Principal LifeTime Strategic Income Fund - Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime Strategic Income Fund	Principal LifeTime Strategic Income Fund - Class A	Principal LifeTime Strategic Income Fund - Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.28%	2.48%
Acquired Fund Fees and Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.15%	4.10%
Expense Reimbursement	0.15%	2.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.75%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example Principal LifeTime Strategic Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime Strategic Income Fund - Class A	473	710	968	1,705
Principal LifeTime Strategic Income Fund - Class B	678	1,395	2,068	3,471

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime Strategic Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime Strategic Income Fund - Class A	473	710	968	1,705
Principal LifeTime Strategic Income Fund - Class B	178	995	1,868	3,471

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund. There is no guarantee that this Fund will provide
adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell
3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09       9.69%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -11.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different
for Class B shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime Strategic Income Fund - Class A	Class A Return Before Taxes	6.54%	1.43%	3.11%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.56%	0.09%	2.06%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.30%	0.49%	2.09%	Mar 1, 2001
Principal LifeTime Strategic Income Fund - Class B	Class B Return Before Taxes	4.95%	1.11%	3.16%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime Strategic Income Blended Index	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	8.92%	5.32%	4.87%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
as a secondary objective, capital
appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in underlying Principal Funds, Inc. ("PFI") domestic and foreign equity, real estate investments, and
fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income
and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15
years beyond the normal retirement age of 65. The Fund invests in PFI
Institutional Class shares of underlying funds.
It is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund. There is no guarantee that this Fund will provide
adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime Strategic Income Blended Index were 19.0%
Russell 3000 Index, 6.0% MSCI-
EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective
March 31, 2011, the weightings
for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell
3000 Index, 4.40% MSCI-EAFE
Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investm objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI- EAFE Index NDTR D, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime Strategic Income Blended Index will be 18.00% Russell 3000 Index, 4.40% MSCI-EAFE Index NDTR D, and 77.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09       9.69%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -11.34%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different
for Class B shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
Principal LifeTime Strategic Income Fund (Prospectus Summary) | Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime Strategic Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	473
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	968
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,705
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	710
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	968
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,705
Annual Return 2002	rr_AnnualReturn2002	(2.84%)
Annual Return 2003	rr_AnnualReturn2003	13.95%
Annual Return 2004	rr_AnnualReturn2004	9.76%
Annual Return 2005	rr_AnnualReturn2005	2.84%
Annual Return 2006	rr_AnnualReturn2006	8.64%
Annual Return 2007	rr_AnnualReturn2007	1.34%
Annual Return 2008	rr_AnnualReturn2008	(22.59%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	10.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,068
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,471
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	995
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,868
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,471
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class A
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net
assets on an annualized basis) not to exceed 0.41% for Class A shares. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class A	654	897	1,161	1,913

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2010 Fund Principal LifeTime 2010 Fund - Class A	654	897	1,161	1,913

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those
dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
Class A shares. The adjustments result in performance for such periods that is no higher than the historical
performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.95%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -16.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2010 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2010 Fund - Class A	Class A Return Before Taxes	7.17%	1.29%	3.19%	Mar 1, 2001
Principal LifeTime 2010 Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	6.46%	0.21%	2.32%	Mar 1, 2001
Principal LifeTime 2010 Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.77%	0.58%	2.30%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2010 Blended index	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.32%	3.87%	4.11%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 36.2% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.20%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired
Fund Fees and Expenses, through the period ending February 29, 2012. The expense limit will maintain a total level
of operating expenses, not including Acquired Fund Fees and Expenses, (expressed as a percent of average net
assets on an annualized basis) not to exceed 0.41% for Class A shares. This agreement can be terminated by
mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those
dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of
Class A shares. The adjustments result in performance for such periods that is no higher than the historical
performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell
3000 Index, 13.7% MSCI-EAFE Index
NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10%
MSCI-EAFE Index NDTR D, and
59.00% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index were 38.8% Russell 3000 Index, 13.7% MSCI-EAFE Index NDTR D, and 47.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2010 Blended Index will be 30.90% Russell 3000 Index, 10.10% MSCI-EAFE Index NDTR D, and 59.00% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      13.95%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -16.36%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or
individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2010 Fund (Prospectus Summary) | Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.36%)
Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2010 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Blended index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	654
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	897
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,913
Annual Return 2002	rr_AnnualReturn2002	(5.57%)
Annual Return 2003	rr_AnnualReturn2003	17.40%
Annual Return 2004	rr_AnnualReturn2004	10.45%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	11.36%
Annual Return 2007	rr_AnnualReturn2007	3.28%
Annual Return 2008	rr_AnnualReturn2008	(30.59%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2010 Fund | Principal LifeTime 2010 Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal LifeTime 2020 Fund	Principal LifeTime 2020 Fund - Class A	Principal LifeTime 2020 Fund - Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2020 Fund	Principal LifeTime 2020 Fund - Class A	Principal LifeTime 2020 Fund - Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.22%	0.41%
Acquired Fund Fees and Expenses	0.71%	0.71%
Total Annual Fund Operating Expenses	1.21%	2.15%
Expense Reimbursement	0.09%	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.12%	1.87%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the
Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5% return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would be:

Expense Example Principal LifeTime 2020 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2020 Fund - Class A	658	903	1,169	1,926
Principal LifeTime 2020 Fund - Class B	690	1,041	1,324	2,217

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2020 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2020 Fund - Class A	658	903	1,169	1,926
Principal LifeTime 2020 Fund - Class B	190	641	1,124	2,217

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      15.99%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -18.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2020 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2020 Fund - Class A	Class A Return Before Taxes	8.06%	1.55%	3.47%	Mar 1, 2001
Principal LifeTime 2020 Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.49%	0.60%	2.68%	Mar 1, 2001
Principal LifeTime 2020 Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.37%	0.90%	2.60%	Mar 1, 2001
Principal LifeTime 2020 Fund - Class B	Class B Return Before Taxes	8.60%	1.59%	3.28%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction fo fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2020 Blended Index	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.40%	3.56%	3.95%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.0% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the
Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5% return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell
3000 Index, 18.5% MSCI-EAFE Index
NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85%
MSCI-EAFE Index NDTR D, and
31.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index were 49.0% Russell 3000 Index, 18.5% MSCI-EAFE Index NDTR D, and 32.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2020 Blended Index will be 49.00% Russell 3000 Index, 19.85% MSCI-EAFE Index NDTR D, and 31.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      15.99%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -18.46%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 2, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
Principal LifeTime 2020 Fund (Prospectus Summary) | Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2020 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction fo fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,926
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	658
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	903
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,926
Annual Return 2002	rr_AnnualReturn2002	(8.18%)
Annual Return 2003	rr_AnnualReturn2003	20.04%
Annual Return 2004	rr_AnnualReturn2004	10.90%
Annual Return 2005	rr_AnnualReturn2005	6.35%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	4.83%
Annual Return 2008	rr_AnnualReturn2008	(34.00%)
Annual Return 2009	rr_AnnualReturn2009	27.00%
Annual Return 2010	rr_AnnualReturn2010	14.37%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,217
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,217
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal LifeTime 2030 Fund	Principal LifeTime 2030 Fund - Class A	Principal LifeTime 2030 Fund - Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2030 Fund	Principal LifeTime 2030 Fund - Class A	Principal LifeTime 2030 Fund - Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.27%	0.47%
Acquired Fund Fees and Expenses	0.73%	0.73%
Total Annual Fund Operating Expenses	1.28%	2.23%
Expense Reimbursement	0.14%	0.34%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.14%	1.89%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Principal LifeTime 2030 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2030 Fund - Class A	660	918	1,199	1,997
Principal LifeTime 2030 Fund - Class B	692	1,059	1,359	2,293

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2030 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2030 Fund - Class A	660	918	1,199	1,997
Principal LifeTime 2030 Fund - Class B	192	659	1,159	2,293

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate 32.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     16.94%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -20.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2030 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2030 Fund - Class A	Class A Return Before Taxes	8.72%	1.45%	3.23%	Mar 1, 2001
Principal LifeTime 2030 Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.26%	0.59%	2.51%	Mar 1, 2001
Principal LifeTime 2030 Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.81%	0.88%	2.44%	Mar 1, 2001
Principal LifeTime 2030 Fund - Class B	Class B Return Before Taxes	9.31%	1.52%	3.07%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2030 Blended Index	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.04%	3.18%	3.66%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate 32.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell
3000 Index, 21.7% MSCI-EAFE Index
NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75%
MSCI-EAFE Index NDTR D, and
23.15% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index were 55.8% Russell 3000 Index, 21.7% MSCI-EAFE Index NDTR D, and 22.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2030 Blended Index will be 54.10% Russell 3000 Index, 22.75% MSCI-EAFE Index NDTR D, and 23.15% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     16.94%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08     -20.15%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Principal LifeTime 2030 Fund (Prospectus Summary) | Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2030 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,199
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	660
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,199
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,997
Annual Return 2002	rr_AnnualReturn2002	(11.20%)
Annual Return 2003	rr_AnnualReturn2003	21.75%
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	7.02%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	5.82%
Annual Return 2008	rr_AnnualReturn2008	(36.57%)
Annual Return 2009	rr_AnnualReturn2009	28.44%
Annual Return 2010	rr_AnnualReturn2010	15.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,293
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,293
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal LifeTime 2040 Fund	Principal LifeTime 2040 Fund - Class A	Principal LifeTime 2040 Fund - Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2040 Fund	Principal LifeTime 2040 Fund - Class A	Principal LifeTime 2040 Fund - Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.39%	0.59%
Acquired Fund Fees and Expenses	0.74%	0.74%
Total Annual Fund Operating Expenses	1.41%	2.36%
Expense Reimbursement	0.26%	0.46%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	1.90%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Principal LifeTime 2040 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2040 Fund - Class A	661	943	1,251	2,123
Principal LifeTime 2040 Fund - Class B	693	1,085	1,412	2,417

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2040 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2040 Fund - Class A	661	943	1,251	2,123
Principal LifeTime 2040 Fund - Class B	193	685	1,212	2,417

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares. Institutional
Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.31%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2040 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2040 Fund - Class A	Class A Return Before Taxes	8.95%	1.21%	3.15%	Mar 1, 2001
Principal LifeTime 2040 Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.59%	0.45%	2.48%	Mar 1, 2001
Principal LifeTime 2040 Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.98%	0.74%	2.42%	Mar 1, 2001
Principal LifeTime 2040 Fund - Class B	Class B Return Before Taxes	9.48%	1.25%	2.99%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2040 Blended Index	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.48%	2.94%	3.46%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.40%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for
Class A and B shares, for the
periods prior to those dates, are based on the performance of the Institutional
Class shares adjusted to reflect the
fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher
than the historical performance of the Institutional Class shares. Institutional
Class shares were first sold on March 1,
2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell
3000 Index, 24.4% MSCI-EAFE Index
NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80%
MSCI-EAFE Index NDTR D, and
15.60% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index were 60.6% Russell 3000 Index, 24.4% MSCI-EAFE Index NDTR D, and 15.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2040 Blended Index will be 58.60% Russell 3000 Index, 25.80% MSCI-EAFE Index NDTR D, and 15.60% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.31%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.45%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Principal LifeTime 2040 Fund (Prospectus Summary) | Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2040 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
Annual Return 2002	rr_AnnualReturn2002	(13.72%)
Annual Return 2003	rr_AnnualReturn2003	22.91%
Annual Return 2004	rr_AnnualReturn2004	11.57%
Annual Return 2005	rr_AnnualReturn2005	7.38%
Annual Return 2006	rr_AnnualReturn2006	15.18%
Annual Return 2007	rr_AnnualReturn2007	6.55%
Annual Return 2008	rr_AnnualReturn2008	(38.43%)
Annual Return 2009	rr_AnnualReturn2009	28.99%
Annual Return 2010	rr_AnnualReturn2010	15.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,412
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal LifeTime 2050 Fund	Principal LifeTime 2050 Fund - Class A	Principal LifeTime 2050 Fund - Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal LifeTime 2050 Fund	Principal LifeTime 2050 Fund - Class A	Principal LifeTime 2050 Fund - Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.43%	1.24%
Acquired Fund Fees and Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses	1.47%	3.03%
Expense Reimbursement	0.30%	1.11%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.17%	1.92%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Principal LifeTime 2050 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal LifeTime 2050 Fund - Class A	663	957	1,277	2,182
Principal LifeTime 2050 Fund - Class B	695	1,214	1,677	2,883

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2050 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal LifeTime 2050 Fund - Class A	663	957	1,277	2,182
Principal LifeTime 2050 Fund - Class B	195	814	1,477	2,883

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Principal Investment Strategies
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of
the bar chart above:                                         Q2 '09      17.71%
Lowest return for a quarter during the period of
the bar chart above:                                         Q4 '08     -22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal LifeTime 2050 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Principal LifeTime 2050 Fund - Class A	Class A Return Before Taxes	9.27%	1.14%	2.63%	Mar 1, 2001
Principal LifeTime 2050 Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.98%	0.42%	2.05%	Mar 1, 2001
Principal LifeTime 2050 Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.18%	0.72%	2.02%	Mar 1, 2001
Principal LifeTime 2050 Fund - Class B	Class B Return Before Taxes	9.80%	1.18%	2.97%	Mar 1, 2001
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.65%	Mar 1, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.83%	Mar 1, 2001
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	4.41%	Mar 1, 2001
Principal LifeTime 2050 Blended Index	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.77%	2.94%	3.35%	Mar 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a total return consisting of long-term growth of capital and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its
proportionate share of the expenses of the underlying funds in which it invests.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of
underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it buys and sells
portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not
reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and
the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its
portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses, not including Acquired Fund Fees and
Expenses, (expressed as a percent of
average net assets on an annualized basis) not to exceed 0.41% for Class A and
1.16% for Class B. This agreement
can be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a "target date fund." It invests in underlying Principal
Funds, Inc. ("PFI") domestic and foreign
equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for
investors having an investment time horizon comparable to that of the Fund. The
Fund's asset allocation will become
more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age
65) and investors become more risk-averse. The Fund invests in PFI
Institutional Class shares of underlying funds. It
is managed by Principal Management Corporation ("Principal"); Principal has
hired a sub-advisor, Principal Global
Investors, LLC ("PGI"), to assist in managing the Fund.

Principal, with assistance from PGI, develops, implements and monitors the
Fund's strategic or long-term asset class
targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes
that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset
class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the
shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove,
or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past
performance, expected levels of risk and returns, expense levels, diversification and style consistency) and
qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes,
and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that
the Fund must invest in a specific asset class or underlying fund.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the
Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of
Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the
target date in the Fund's name, the shareholder will begin gradually withdrawing the account's value. There is no
guarantee that this Fund will provide adequate income at or through retirement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and
moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the
proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund
shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you
paid, you will lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the
Fund (directly or indirectly through the underlying funds), in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to
underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may
have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15,
2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
Effective March 31, 2010, the
weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell
3000 Index, 25.8% MSCI-EAFE Index
NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31,
2011, the weightings for the
Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50%
MSCI-EAFE Index NDTR D, and
9.80% Barclays Capital Aggregate Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI-EAFE Index NDTR D, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2011, the weightings for the Principal LifeTime 2050 Blended Index will be 60.70% Russell 3000 Index, 29.50% MSCI-EAFE Index NDTR D, and 9.80% Barclays Capital Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of
the bar chart above:                                         Q2 '09      17.71%
Lowest return for a quarter during the period of
the bar chart above:                                         Q4 '08     -22.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
Principal LifeTime 2050 Fund (Prospectus Summary) | Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal LifeTime 2050 Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | MSCI-EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,277
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	663
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,277
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,182
Annual Return 2002	rr_AnnualReturn2002	(16.88%)
Annual Return 2003	rr_AnnualReturn2003	24.72%
Annual Return 2004	rr_AnnualReturn2004	11.74%
Annual Return 2005	rr_AnnualReturn2005	7.76%
Annual Return 2006	rr_AnnualReturn2006	15.58%
Annual Return 2007	rr_AnnualReturn2007	6.70%
Annual Return 2008	rr_AnnualReturn2008	(39.28%)
Annual Return 2009	rr_AnnualReturn2009	29.34%
Annual Return 2010	rr_AnnualReturn2010	15.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.11%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,677
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,883
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001

Total Returns as of December 31 each year (Class A shares)
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
DISCIPLINED LARGECAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Disciplined LargeCap Blend Fund	Disciplined LargeCap Blend Fund - Class A	Disciplined LargeCap Blend Fund - Cass B	Disciplined LargeCap Blend Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Disciplined LargeCap Blend Fund	Disciplined LargeCap Blend Fund - Class A	Disciplined LargeCap Blend Fund - Cass B	Disciplined LargeCap Blend Fund - Class C
Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.35%	0.83%	1.20%
Total Annual Fund Operating Expenses	1.18%	2.41%	2.78%
Expense Reimbursement		(0.21%)	(0.96%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.18%	2.20%	1.82%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
and C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.20%
for Class B and 1.82% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Disciplined LargeCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Disciplined LargeCap Blend Fund - Class A	664	904	1,163	1,903
Disciplined LargeCap Blend Fund - Cass B	723	1,128	1,463	2,421
Disciplined LargeCap Blend Fund - Class C	285	757	1,369	3,027

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Disciplined LargeCap Blend Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Disciplined LargeCap Blend Fund - Class A	664	904	1,163	1,903
Disciplined LargeCap Blend Fund - Cass B	223	728	1,263	2,421
Disciplined LargeCap Blend Fund - Class C	185	756	1,369	3,027

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance
the Institutional Class shares adjusted to reflect the fees and expenses of
Class A, B, and C shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the Institutional Class
shares. Institutional Class shares were first sold on December 30, 2002.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      14.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Disciplined LargeCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Disciplined LargeCap Blend Fund - Class A	Class A Return Before Taxes	6.07%	(0.77%)	4.90%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.28%	(1.41%)	4.30%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.99%	(0.59%)	4.22%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Cass B	Class B Return Before Taxes	5.79%	(1.09%)	4.62%	Dec 30, 2002
Disciplined LargeCap Blend Fund - Class C	Class C Return Before Taxes	10.49%	(0.36%)	4.93%	Dec 30, 2002
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	6.68%	Dec 30, 2002

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DISCIPLINED LARGECAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 145.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
and C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.20%
for Class B and 1.82% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's ("S&P")
500 Index (as of the most recent calendar year end, this range was between approximately  $1.6 billion and  $364.1
billion)) at the time of purchase. The Fund may actively trade portfolio securities in an attempt to achieve its
investment objective.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in larger, established companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance
the Institutional Class shares adjusted to reflect the fees and expenses of
Class A, B, and C shares. The adjustments
result in performance for such periods that is no higher than the historical performance of the Institutional Class
shares. Institutional Class shares were first sold on December 30, 2002.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      14.82%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.87%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Cass B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Disciplined LargeCap Blend Fund (Prospectus Summary) | Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Disciplined LargeCap Blend Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
Annual Return 2003	rr_AnnualReturn2003	27.54%
Annual Return 2004	rr_AnnualReturn2004	12.16%
Annual Return 2005	rr_AnnualReturn2005	6.54%
Annual Return 2006	rr_AnnualReturn2006	13.33%
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	(38.42%)
Annual Return 2009	rr_AnnualReturn2009	21.73%
Annual Return 2010	rr_AnnualReturn2010	12.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Cass B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,463
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	728
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002
Disciplined LargeCap Blend Fund | Disciplined LargeCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	757
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,369
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,027
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	756
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,027
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2002

Total Returns as of December 31 each year (Class A shares)
Equity Income Fund (Prospectus Summary) | Equity Income Fund
EQUITY INCOME FUND
Objective:
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Equity Income Fund	Equity Income Fund - Class A	Equity Income Fund - Class B	Equity Income Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Income Fund	Equity Income Fund - Class A	Equity Income Fund - Class B	Equity Income Fund - Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.42%	0.21%
Total Annual Fund Operating Expenses	1.00%	1.94%	1.73%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.94%	1.73%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.97% for
Class B. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Equity Income Fund - Class A	646	851	1,072	1,707
Equity Income Fund - Class B	697	1,009	1,247	2,020
Equity Income Fund - Class C	276	545	939	2,041

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Equity Income Fund - Class A	646	851	1,072	1,707
Equity Income Fund - Class B	197	609	1,047	2,020
Equity Income Fund - Class C	176	545	939	2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      15.72%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -19.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Equity Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Equity Income Fund - Class A	Class A Return Before Taxes	9.36%	1.24%	5.28%
Equity Income Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.99%	0.38%	4.41%
Equity Income Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.53%	0.96%	4.33%
Equity Income Fund - Class B	Class B Return Before Taxes	9.66%	1.16%	5.13%
Equity Income Fund - Class C	Class C Return Before Taxes	13.93%	1.63%	5.06%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%
S&P 500/Citigroup Value Index	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	15.10%	0.87%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Equity Income Fund (Prospectus Summary) | Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EQUITY INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages 214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 22.1% of the average value of its portfolio.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.97% for
Class B. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The
Fund usually invests in equity securities of companies with large market capitalizations (which as of the most recent
calendar year end ranged between  $1.6 billion and  $364.1 billion, as defined by the S&P 500 Index), but may also
invest in equity securities of companies with medium market capitalizations
(which as of the most recent calendar
year end ranged between  $0.2 billion and  $21.8 billion, as defined by the
Russell Midcap Index). The Fund invests in
value equity securities; the value orientation selection emphasizes buying equity securities that appear to be
undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested
for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate
investment trust securities and foreign securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 31, 1939.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Russell 1000
Value Index is a better representation of the investment universe for this
Fund's investment philosophy than the S&P
500/Citigroup Value Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      15.72%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -19.82%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Russell 1000 Value Index is a better representation of the investment universe for this Fund's investment philosophy than the S&P 500/Citigroup Value Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Equity Income Fund (Prospectus Summary) | Equity Income Fund | Equity Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Equity Income Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Equity Income Fund | S&P 500/Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
Equity Income Fund | Equity Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,072
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,707
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	646
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,707
Annual Return 2001	rr_AnnualReturn2001	7.42%
Annual Return 2002	rr_AnnualReturn2002	(12.82%)
Annual Return 2003	rr_AnnualReturn2003	29.22%
Annual Return 2004	rr_AnnualReturn2004	18.72%
Annual Return 2005	rr_AnnualReturn2005	9.46%
Annual Return 2006	rr_AnnualReturn2006	17.73%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	(34.26%)
Annual Return 2009	rr_AnnualReturn2009	19.97%
Annual Return 2010	rr_AnnualReturn2010	15.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.28%
Equity Income Fund | Equity Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.41%
Equity Income Fund | Equity Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.33%
Equity Income Fund | Equity Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,020
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,020
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Equity Income Fund | Equity Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	276
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%

Total Returns as of December 31 each year (Class A shares)
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LargeCap Growth Fund	LargeCap Growth Fund - Class A	LargeCap Growth Fund - Class B	LargeCap Growth Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Growth Fund	LargeCap Growth Fund - Class A	LargeCap Growth Fund - Class B	LargeCap Growth Fund - Class C
Management Fees	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.47%	0.79%	0.45%
Total Annual Fund Operating Expenses	1.35%	2.42%	2.08%
Expense Reimbursement		0.17%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.25%	2.08%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 2.25% for
Class B. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example LargeCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Growth Fund - Class A	680	954	1,249	2,085
LargeCap Growth Fund - Class B	728	1,136	1,473	2,475
LargeCap Growth Fund - Class C	311	652	1,119	2,410

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption LargeCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Growth Fund - Class A	680	954	1,249	2,085
LargeCap Growth Fund - Class B	228	736	1,273	2,475
LargeCap Growth Fund - Class C	211	652	1,119	2,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of"
transaction that resulted in a gain to the
remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit
inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein
would have been smaller.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      15.56%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -25.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Growth Fund - Class A	Class A Return Before Taxes	10.93%	1.26%	(1.18%)	[1]
LargeCap Growth Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	10.93%	1.17%	(1.23%)	[1]
LargeCap Growth Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	7.10%	1.08%	(0.99%)	[1]
LargeCap Growth Fund - Class B	Class B Return Before Taxes	11.16%	1.04%	(1.48%)	[1]
LargeCap Growth Fund - Class C	Class C Return Before Taxes	15.79%	1.62%	(1.46%)	[1]
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%
[1]	During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.50%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 2.25% for
Class B. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth
Index (as of the most recent calendar year end, this range was between approximately  $0.2 billion and  $364.1
billion)) at the time of purchase. The Fund invests in growth equity securities;
growth orientation emphasizes buying
equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of"
transaction that resulted in a gain to the
remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit
inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein
would have been smaller.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      15.56%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -25.99%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
LargeCap Growth Fund (Prospectus Summary) | LargeCap Growth Fund | LargeCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
LargeCap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
LargeCap Growth Fund | LargeCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	954
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
Annual Return 2001	rr_AnnualReturn2001	(24.65%)
Annual Return 2002	rr_AnnualReturn2002	(28.80%)
Annual Return 2003	rr_AnnualReturn2003	28.66%
Annual Return 2004	rr_AnnualReturn2004	8.72%
Annual Return 2005	rr_AnnualReturn2005	11.10%
Annual Return 2006	rr_AnnualReturn2006	9.24%
Annual Return 2007	rr_AnnualReturn2007	22.34%
Annual Return 2008	rr_AnnualReturn2008	(43.11%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	17.42%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.18%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.23%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.99%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,136
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,473
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,475
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,475
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.48%)	[1]
LargeCap Growth Fund | LargeCap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.46%)	[1]

[1]	During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Total Returns as of December 31 each year (Class A shares)
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LargeCap S&P 500 Index Fund	LargeCap S&P 500 Index Fund - Class A	LargeCap S&P 500 Index Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	0.25%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap S&P 500 Index Fund	LargeCap S&P 500 Index Fund - Class A	LargeCap S&P 500 Index Fund - Class C
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.41%	0.69%
Total Annual Fund Operating Expenses	0.71%	1.84%
Expense Reimbursement	0.01%	0.54%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.70%	1.30%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.70%
for Class A and 1.30% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example LargeCap S&P 500 Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap S&P 500 Index Fund - Class A	220	372	538	1,018
LargeCap S&P 500 Index Fund - Class C	232	517	937	2,107

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption LargeCap S&P 500 Index Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap S&P 500 Index Fund - Class A	220	372	538	1,018
LargeCap S&P 500 Index Fund - Class C	132	517	937	2,107

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
Companies, Inc. and have
    been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
      and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3
Class shares adjusted to reflect the fees and expenses of Class A and C shares.
The adjustments result in
performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      15.77%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -22.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap S&P 500 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap S&P 500 Index Fund - Class A	Class A Return Before Taxes	12.55%	1.31%	0.50%
LargeCap S&P 500 Index Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	12.37%	1.05%	0.18%
LargeCap S&P 500 Index Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	8.39%	1.10%	0.38%
LargeCap S&P 500 Index Fund - Class C	Class C Return Before Taxes	12.52%	0.91%	0.03%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 8.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.70%
for Class A and 1.30% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that
compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return
characteristics of the large cap universe. As of the most recent calendar year end, the market capitalization range of
the Index was between approximately  $1.6 billion and  $364.1 billion. The Fund employs a passive investment
approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options
on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

NOTE: "Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill
Companies, Inc. and have
    been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's
      and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the
potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management
style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Index Fund Investment Risk. More likely than not, the fund will not provide investment performance that matches
the index performance due to the fees and expenses of the fund.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3
Class shares adjusted to reflect the fees and expenses of Class A and C shares.
The adjustments result in
performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      15.77%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -22.13%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
LargeCap S&P 500 Index Fund (Prospectus Summary) | LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
LargeCap S&P 500 Index Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.25%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	538
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,018
Annual Return 2001	rr_AnnualReturn2001	(12.56%)
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	27.38%
Annual Return 2004	rr_AnnualReturn2004	9.89%
Annual Return 2005	rr_AnnualReturn2005	4.17%
Annual Return 2006	rr_AnnualReturn2006	14.93%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.46%)
Annual Return 2009	rr_AnnualReturn2009	25.66%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.50%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.18%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.38%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.03%

Total Returns as of December 31 each year (Class A shares)
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LargeCap Value Fund	LargeCap Value Fund - Class A	LargeCap Value Fund - Class B	LargeCap Value Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LargeCap Value Fund	LargeCap Value Fund - Class A	LargeCap Value Fund - Class B	LargeCap Value Fund - Class C
Management Fees	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.34%	0.94%	1.58%
Total Annual Fund Operating Expenses	1.03%	2.38%	3.02%
Expense Reimbursement		0.38%	1.32%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.03%	2.00%	1.70%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.00%
for Class B and 1.70% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example LargeCap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LargeCap Value Fund - Class A	649	860	1,087	1,740
LargeCap Value Fund - Class B	703	1,100	1,430	2,343
LargeCap Value Fund - Class C	273	788	1,451	3,227

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption LargeCap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
LargeCap Value Fund - Class A	649	860	1,087	1,740
LargeCap Value Fund - Class B	203	700	1,230	2,343
LargeCap Value Fund - Class C	173	788	1,451	3,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      15.65%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns LargeCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LargeCap Value Fund - Class A	Class A Return Before Taxes	7.47%	(1.08%)	1.19%
LargeCap Value Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.34%	(1.70%)	0.69%
LargeCap Value Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	5.02%	(0.90%)	0.97%
LargeCap Value Fund - Class B	Class B Return Before Taxes	7.10%	(1.49%)	0.92%
LargeCap Value Fund - Class C	Class C Return Before Taxes	11.92%	(0.63%)	1.07%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 192.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.90%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.00%
for Class B and 1.70% for Class C.
This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index,
which as of the most recent calendar year end ranged between approximately  $0.2 billion and  $364.1 billion) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund may actively trade portfolio securities in an attempt to
achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities, but who prefer investing in companies that appear to be considered
undervalued relative to similar companies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      15.65%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -21.93%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund (Prospectus Summary) | LargeCap Value Fund | LargeCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
LargeCap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LargeCap Value Fund | LargeCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	649
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,740
Annual Return 2001	rr_AnnualReturn2001	(7.73%)
Annual Return 2002	rr_AnnualReturn2002	(13.32%)
Annual Return 2003	rr_AnnualReturn2003	24.77%
Annual Return 2004	rr_AnnualReturn2004	12.06%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	19.48%
Annual Return 2007	rr_AnnualReturn2007	(0.30%)
Annual Return 2008	rr_AnnualReturn2008	(35.64%)
Annual Return 2009	rr_AnnualReturn2009	14.97%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.19%
LargeCap Value Fund | LargeCap Value Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.69%
LargeCap Value Fund | LargeCap Value Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.97%
LargeCap Value Fund | LargeCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,343
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,343
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.92%
LargeCap Value Fund | LargeCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.32%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,451
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,227
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	788
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,451
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,227
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.07%

Total Returns as of December 31 each year (Class A shares)
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
PRINCIPAL CAPITAL APPRECIATION FUND
Objective:
The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Principal Capital Appreciation Fund	Principal Capital Appreciation Fund - Class A	Principal Capital Appreciation Fund - Class B	Principal Capital Appreciation Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal Capital Appreciation Fund	Principal Capital Appreciation Fund - Class A	Principal Capital Appreciation Fund - Class B	Principal Capital Appreciation Fund - Class C
Management Fees	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.51%	0.40%
Total Annual Fund Operating Expenses	1.04%	2.07%	1.96%
Expense Reimbursement		0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%	1.99%	1.96%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.99% for Class B.
This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Principal Capital Appreciation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Principal Capital Appreciation Fund - Class A	650	863	1,092	1,751
Principal Capital Appreciation Fund - Class B	702	1,040	1,305	2,128
Principal Capital Appreciation Fund - Class C	299	615	1,057	2,285

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal Capital Appreciation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Capital Appreciation Fund - Class A	650	863	1,092	1,751
Principal Capital Appreciation Fund - Class B	202	640	1,105	2,128
Principal Capital Appreciation Fund - Class C	199	615	1,057	2,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24, 1986.

 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

    Highest return for a quarter during the
    period of the bar chart above:                          Q2 '01        29.80%
    Lowest return for a quarter during the
    period of the bar chart above:                          Q3 '01        -25.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Principal Capital Appreciation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Principal Capital Appreciation Fund - Class A	Class A Return Before Taxes	8.46%	2.50%	4.91%
Principal Capital Appreciation Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	7.83%	1.86%	4.43%
Principal Capital Appreciation Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.32%	2.08%	4.21%
Principal Capital Appreciation Fund - Class B	Class B Return Before Taxes	8.61%	2.32%	4.71%
Principal Capital Appreciation Fund - Class C	Class C Return Before Taxes	12.73%	2.70%	4.54%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 15.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.99% for Class B.
This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies with any market capitalization, but may, have a greater
exposure to large market capitalization companies than small or medium capitalization companies.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on November 24, 1986.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
    Highest return for a quarter during the
    period of the bar chart above:                          Q2 '01        29.80%
    Lowest return for a quarter during the
    period of the bar chart above:                          Q3 '01        -25.14%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Principal Capital Appreciation Fund (Prospectus Summary) | Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Principal Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Principal Capital Appreciation Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	650
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	863
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,751
Annual Return 2001	rr_AnnualReturn2001	6.34%
Annual Return 2002	rr_AnnualReturn2002	(22.45%)
Annual Return 2003	rr_AnnualReturn2003	41.36%
Annual Return 2004	rr_AnnualReturn2004	13.23%
Annual Return 2005	rr_AnnualReturn2005	8.13%
Annual Return 2006	rr_AnnualReturn2006	11.81%
Annual Return 2007	rr_AnnualReturn2007	8.46%
Annual Return 2008	rr_AnnualReturn2008	(33.52%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	14.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.43%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.21%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,040
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,128
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%

Total Returns as of December 31 each year (Class A shares)
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Real Estate Securities Fund	Real Estate Securities Fund - Class A	Real Estate Securities Fund - Class B	Real Estate Securities Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Fund	Real Estate Securities Fund - Class A	Real Estate Securities Fund - Class B	Real Estate Securities Fund - Class C
Management Fees	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.37%	0.75%	0.49%
Total Annual Fund Operating Expenses	1.45%	2.58%	2.32%
Expense Reimbursement		0.38%	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%	2.20%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.45% for Class A,
2.20% for Class B, and 2.20% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Real Estate Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Real Estate Securities Fund - Class A	689	983	1,299	2,190
Real Estate Securities Fund - Class B	723	1,160	1,531	2,604
Real Estate Securities Fund - Class C	323	711	1,228	2,645

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Real Estate Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Real Estate Securities Fund - Class A	689	983	1,299	2,190
Real Estate Securities Fund - Class B	223	760	1,331	2,604
Real Estate Securities Fund - Class C	223	711	1,228	2,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09     33.08%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08    -33.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class
C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Real Estate Securities Fund - Class A	Class A Return Before Taxes	17.94%	2.34%	10.57%
Real Estate Securities Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	17.25%	0.73%	9.08%
Real Estate Securities Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	11.63%	1.63%	8.84%
Real Estate Securities Fund - Class B	Class B Return Before Taxes	18.81%	2.47%	10.40%
Real Estate Securities Fund - Class C	Class C Return Before Taxes	22.83%	2.83%	10.60%
MSCI US REIT Index	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 52.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.20%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.45% for Class A,
2.20% for Class B, and 2.20% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies
principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least
50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate
companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such
as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real
estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The
Fund will invest in equity securities of small, medium, and large capitalization companies.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level
federal income taxes by meeting certain requirements of the Internal Revenue
Code.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies
engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
 The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the bar
chart above:                                                   Q3 '09     33.08%
Lowest return for a quarter during the period of the bar
chart above:                                                   Q4 '08    -33.89%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class
C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.89%)
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Real Estate Securities Fund (Prospectus Summary) | Real Estate Securities Fund | Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	983
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	983
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Annual Return 2001	rr_AnnualReturn2001	7.52%
Annual Return 2002	rr_AnnualReturn2002	7.81%
Annual Return 2003	rr_AnnualReturn2003	37.30%
Annual Return 2004	rr_AnnualReturn2004	33.14%
Annual Return 2005	rr_AnnualReturn2005	14.85%
Annual Return 2006	rr_AnnualReturn2006	35.68%
Annual Return 2007	rr_AnnualReturn2007	(17.87%)
Annual Return 2008	rr_AnnualReturn2008	(32.89%)
Annual Return 2009	rr_AnnualReturn2009	27.30%
Annual Return 2010	rr_AnnualReturn2010	24.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.57%
Real Estate Securities Fund | Real Estate Securities Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.08%
Real Estate Securities Fund | Real Estate Securities Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.84%
Real Estate Securities Fund | Real Estate Securities Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	760
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,604
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.40%
Real Estate Securities Fund | Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,645
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,645
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.60%

Total Returns as of December 31 each year (Class A shares)
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
MIDCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MidCap Blend Fund	MidCap Blend Fund - Class A	MidCap Blend Fund - Class B	MidCap Blend Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Blend Fund	MidCap Blend Fund - Class A	MidCap Blend Fund - Class B	MidCap Blend Fund - Class C
Management Fees	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.54%	0.37%
Total Annual Fund Operating Expenses	1.15%	2.18%	2.01%
Expense Reimbursement		0.09%	0.06%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	2.09%	1.95%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.23% for Class A,
2.09% for Class B and 1.95% for Class C. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example MidCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MidCap Blend Fund - Class A	661	895	1,148	1,871
MidCap Blend Fund - Class B	712	1,072	1,360	2,243
MidCap Blend Fund - Class C	298	624	1,076	2,332

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption MidCap Blend Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MidCap Blend Fund - Class A	661	895	1,148	1,871
MidCap Blend Fund - Class B	212	672	1,160	2,243
MidCap Blend Fund - Class C	198	624	1,076	2,332

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.51%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -23.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns MidCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MidCap Blend Fund - Class A	Class A Return Before Taxes	16.32%	4.72%	6.33%
MidCap Blend Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	15.51%	3.73%	5.60%
MidCap Blend Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	11.66%	3.89%	5.41%
MidCap Blend Fund - Class B	Class B Return Before Taxes	16.83%	4.90%	6.51%
MidCap Blend Fund - Class C	Class C Return Before Taxes	21.18%	5.02%	6.07%
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may
qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in
Principal Funds, Inc. More information about these and other discounts is available from your financial professional
and in "Choosing a Share Class" and "The Costs of Investing" beginning on pages
214 and 221, respectively, of the
Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the
Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 26.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.23% for Class A,
2.09% for Class B and 1.95% for Class C. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index
(as of the most recent calendar year end, this range was between approximately
 $0.2 billion and  $21.8 billion) at the
time of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for short-term fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      17.51%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -23.89%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Blend Fund (Prospectus Summary) | MidCap Blend Fund | MidCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
MidCap Blend Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
MidCap Blend Fund | MidCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOther	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,148
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,871
Annual Return 2001	rr_AnnualReturn2001	(3.76%)
Annual Return 2002	rr_AnnualReturn2002	(8.91%)
Annual Return 2003	rr_AnnualReturn2003	31.21%
Annual Return 2004	rr_AnnualReturn2004	17.21%
Annual Return 2005	rr_AnnualReturn2005	8.75%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	9.01%
Annual Return 2008	rr_AnnualReturn2008	(34.09%)
Annual Return 2009	rr_AnnualReturn2009	32.50%
Annual Return 2010	rr_AnnualReturn2010	23.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
MidCap Blend Fund | MidCap Blend Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
MidCap Blend Fund | MidCap Blend Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
MidCap Blend Fund | MidCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,072
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%
MidCap Blend Fund | MidCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,076
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,332
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.07%

Total Returns as of December 31 each year (Class A shares)
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SmallCap Blend Fund	SmallCap Blend Fund - Class A	SmallCap Blend Fund - Class B	SmallCap Blend Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Blend Fund	SmallCap Blend Fund - Class A	SmallCap Blend Fund - Class B	SmallCap Blend Fund - Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.51%	1.01%	1.92%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.56%	2.81%	3.72%
Expense Reimbursement		0.38%	1.47%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.56%	2.43%	2.25%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 1.63% for Class A, 2.38% for Class B, and 2.20% for Class
C shares. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example SmallCap Blend Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Blend Fund - Class A	700	1,016	1,353	2,304
SmallCap Blend Fund - Class B	746	1,229	1,645	2,805
SmallCap Blend Fund - Class C	328	979	1,775	3,856

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SmallCap Blend Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Blend Fund - Class A	700	1,016	1,353	2,304
SmallCap Blend Fund - Class B	246	829	1,445	2,805
SmallCap Blend Fund - Class C	228	979	1,775	3,856

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period
of the bar chart above:                                   Q2 '03        19.65%
Lowest return for a quarter during the period
of the bar chart above:                                   Q4 '08        -26.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Blend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Blend Fund - Class A	Class A Return Before Taxes	16.37%	0.37%	4.83%
SmallCap Blend Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	16.37%	(0.19%)	4.34%
SmallCap Blend Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	10.64%	0.27%	4.17%
SmallCap Blend Fund - Class B	Class B Return Before Taxes	16.78%	0.21%	4.55%
SmallCap Blend Fund - Class C	Class C Return Before Taxes	21.43%	0.83%	4.67%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 65.2% of the average value of its portfolio.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 1.63% for Class A, 2.38% for Class B, and 2.20% for Class
C shares. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of
the most recent calendar year end, this range was between approximately  $0.02 billion and  $5.2 billion)) at the time
of purchase.

The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio
that has a "blend" of equity securities with these characteristics. The value orientation selection emphasizes buying
equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities
of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does
not have a policy of preferring one of these categories over the other.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the potential for volatile fluctuations in the value of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period
of the bar chart above:                                   Q2 '03        19.65%
Lowest return for a quarter during the period
of the bar chart above:                                   Q4 '08        -26.29%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Blend Fund (Prospectus Summary) | SmallCap Blend Fund | SmallCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
SmallCap Blend Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SmallCap Blend Fund | SmallCap Blend Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,353
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,353
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
Annual Return 2001	rr_AnnualReturn2001	6.85%
Annual Return 2002	rr_AnnualReturn2002	(17.67%)
Annual Return 2003	rr_AnnualReturn2003	41.83%
Annual Return 2004	rr_AnnualReturn2004	15.69%
Annual Return 2005	rr_AnnualReturn2005	9.09%
Annual Return 2006	rr_AnnualReturn2006	13.52%
Annual Return 2007	rr_AnnualReturn2007	1.23%
Annual Return 2008	rr_AnnualReturn2008	(37.07%)
Annual Return 2009	rr_AnnualReturn2009	20.96%
Annual Return 2010	rr_AnnualReturn2010	23.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
SmallCap Blend Fund | SmallCap Blend Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%
SmallCap Blend Fund | SmallCap Blend Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.17%
SmallCap Blend Fund | SmallCap Blend Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,229
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,645
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,805
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,445
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,805
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
SmallCap Blend Fund | SmallCap Blend Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.47%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,775
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	979
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,775
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%

Total Returns as of December 31 each year (Class A shares)
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
SMALLCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SmallCap Growth Fund	SmallCap Growth Fund - Class A	SmallCap Growth Fund - Class B	SmallCap Growth Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Growth Fund	SmallCap Growth Fund - Class A	SmallCap Growth Fund - Class B	SmallCap Growth Fund - Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.72%	1.86%	1.54%
Total Annual Fund Operating Expenses	1.72%	3.61%	3.29%
Expense Reimbursement	0.14%	1.28%	1.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.58%	2.33%	2.21%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.58% for Class A
shares, 2.33% for Class B and 2.21% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example SmallCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Growth Fund - Class A	702	1,047	1,418	2,456
SmallCap Growth Fund - Class B	736	1,367	1,941	3,346
SmallCap Growth Fund - Class C	324	895	1,608	3,499

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SmallCap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Growth Fund - Class A	702	1,047	1,418	2,456
SmallCap Growth Fund - Class B	236	968	1,742	3,346
SmallCap Growth Fund - Class C	224	895	1,608	3,499

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A, B, and C shares were first sold on January 16, 2007. The returns for
Class A, B, and C shares, for the
periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and
expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than
the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q4 '01      33.61%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3' 01      -33.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Growth Fund - Class A	Class A Return Before Taxes	15.67%	0.10%	0.70%
SmallCap Growth Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	15.67%	(0.20%)	0.21%
SmallCap Growth Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	10.18%	0.12%	0.48%
SmallCap Growth Fund - Class B	Class B Return Before Taxes	16.57%	(0.13%)	0.14%
SmallCap Growth Fund - Class C	Class C Return Before Taxes	20.61%	0.58%	0.49%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 89.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 1.58% for Class A
shares, 2.33% for Class B and 2.21% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index
(as of the most recent calendar year end, the range was between approximately
 $0.02 billion and  $5.2 billion)) at the
time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity
securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept
the risks of investing in equity securities that may have greater risks than equity securities of companies with lower
potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A, B, and C shares were first sold on January 16, 2007. The returns for
Class A, B, and C shares, for the
periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and
expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than
the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q4 '01      33.61%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3' 01      -33.20%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.20%)
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund (Prospectus Summary) | SmallCap Growth Fund | SmallCap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
SmallCap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SmallCap Growth Fund | SmallCap Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,047
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,418
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,456
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	702
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,047
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,418
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,456
Annual Return 2001	rr_AnnualReturn2001	0.92%
Annual Return 2002	rr_AnnualReturn2002	(39.56%)
Annual Return 2003	rr_AnnualReturn2003	47.71%
Annual Return 2004	rr_AnnualReturn2004	14.05%
Annual Return 2005	rr_AnnualReturn2005	3.78%
Annual Return 2006	rr_AnnualReturn2006	11.01%
Annual Return 2007	rr_AnnualReturn2007	9.64%
Annual Return 2008	rr_AnnualReturn2008	(44.58%)
Annual Return 2009	rr_AnnualReturn2009	28.74%
Annual Return 2010	rr_AnnualReturn2010	22.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.70%
SmallCap Growth Fund | SmallCap Growth Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.21%
SmallCap Growth Fund | SmallCap Growth Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%
SmallCap Growth Fund | SmallCap Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	736
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,941
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,346
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	968
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,742
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,346
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.14%
SmallCap Growth Fund | SmallCap Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,608
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,499
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,608
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,499
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%

Total Returns as of December 31 each year (Class A shares)
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
SMALLCAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SmallCap Value Fund	SmallCap Value Fund - Class A	SmallCap Value Fund - Class B	SmallCap Value Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SmallCap Value Fund	SmallCap Value Fund - Class A	SmallCap Value Fund - Class B	SmallCap Value Fund - Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.64%	1.50%	1.11%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.74%	3.35%	2.96%
Expense Reimbursement	0.29%	0.96%	0.78%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.39%	2.18%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C
shares. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example SmallCap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SmallCap Value Fund - Class A	689	1,038	1,412	2,462
SmallCap Value Fund - Class B	742	1,326	1,849	3,193
SmallCap Value Fund - Class C	321	830	1,477	3,215

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SmallCap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Value Fund - Class A	689	1,037	1,412	2,462
SmallCap Value Fund - Class B	242	926	1,649	3,193
SmallCap Value Fund - Class C	221	830	1,477	3,215

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      22.98%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -22.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns SmallCap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SmallCap Value Fund - Class A	Class A Return Before Taxes	14.11%	(0.32%)	6.60%
SmallCap Value Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	14.04%	(0.90%)	5.60%
SmallCap Value Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	9.27%	(0.43%)	5.33%
SmallCap Value Fund - Class B	Class B Return Before Taxes	14.68%	(0.42%)	6.40%
SmallCap Value Fund - Class C	Class C Return Before Taxes	18.90%	0.13%	6.64%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.90%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense and Acquired Fund Fees and Expenses, through the period ending February
29, 2012. The expense limit
will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized
basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C
shares. This agreement can be
terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with
small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index
(as of the most recent calendar year end, this range was between approximately
 $0.02 billion and  $4.1 billion)) at the
time of purchase. The Fund invests in value equity securities; the value orientation selection emphasizes buying
equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile
fluctuations in the value of their investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '03      22.98%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -22.11%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund (Prospectus Summary) | SmallCap Value Fund | SmallCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
SmallCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
SmallCap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SmallCap Value Fund | SmallCap Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,412
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,037
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,412
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Annual Return 2001	rr_AnnualReturn2001	9.10%
Annual Return 2002	rr_AnnualReturn2002	(3.51%)
Annual Return 2003	rr_AnnualReturn2003	42.22%
Annual Return 2004	rr_AnnualReturn2004	18.85%
Annual Return 2005	rr_AnnualReturn2005	8.23%
Annual Return 2006	rr_AnnualReturn2006	17.87%
Annual Return 2007	rr_AnnualReturn2007	(7.96%)
Annual Return 2008	rr_AnnualReturn2008	(28.22%)
Annual Return 2009	rr_AnnualReturn2009	10.78%
Annual Return 2010	rr_AnnualReturn2010	20.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.60%
SmallCap Value Fund | SmallCap Value Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
SmallCap Value Fund | SmallCap Value Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%
SmallCap Value Fund | SmallCap Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.96%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	742
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,326
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,849
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	926
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,193
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
SmallCap Value Fund | SmallCap Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.78%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,215
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	830
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,215
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%

Total Returns as of December 31 each year (Class A shares)
Diversified International Fund (Prospectus Summary) | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified International Fund	Diversified International Fund - Class A	Diversified International Fund - Class B	Diversified International Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified International Fund	Diversified International Fund - Class A	Diversified International Fund - Class B	Diversified International Fund - Class C
Management Fees	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.40%	0.80%	0.55%
Total Annual Fund Operating Expenses	1.53%	2.68%	2.43%
Expense Reimbursement		(0.21%)	(0.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.53%	2.47%	2.08%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.47% for
Class B and 2.08% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Diversified International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Diversified International Fund - Class A	697	1,007	1,338	2,273
Diversified International Fund - Class B	750	1,209	1,598	2,715
Diversified International Fund - Class C	311	718	1,259	2,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Diversified International Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Diversified International Fund - Class A	697	1,007	1,338	2,273
Diversified International Fund - Class B	250	809	1,398	2,715
Diversified International Fund - Class C	211	718	1,259	2,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      21.03%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08      -24.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Diversified International Fund - Class A	Class A Return Before Taxes	6.49%	1.09%	2.63%
Diversified International Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	6.59%	0.35%	2.14%
Diversified International Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.62%	1.10%	2.33%
Diversified International Fund - Class B	Class B Return Before Taxes	6.34%	0.94%	2.50%
Diversified International Fund - Class C	Class C Return Before Taxes	11.09%	1.59%	2.58%
MSCI ACWI Ex-US Index	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary) | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 105.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.90%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.47% for
Class B and 2.08% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including
those in countries with emerging markets, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of
corporations of developed areas, such as Western Europe, Canada, and Australasia;
however, the Fund may also
invest in emerging market securities. The Fund will invest in equity securities of small, medium, and large
capitalization companies. The Fund may actively trade securities in an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of
the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and
currency fluctuations associated with investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      21.03%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08      -24.17%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.17%)
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Diversified International Fund (Prospectus Summary) | Diversified International Fund | Diversified International Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Diversified International Fund | MSCI ACWI Ex-US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Diversified International Fund | Diversified International Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,338
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,273
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	697
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,273
Annual Return 2001	rr_AnnualReturn2001	(24.76%)
Annual Return 2002	rr_AnnualReturn2002	(16.84%)
Annual Return 2003	rr_AnnualReturn2003	33.34%
Annual Return 2004	rr_AnnualReturn2004	19.53%
Annual Return 2005	rr_AnnualReturn2005	23.16%
Annual Return 2006	rr_AnnualReturn2006	27.14%
Annual Return 2007	rr_AnnualReturn2007	15.22%
Annual Return 2008	rr_AnnualReturn2008	(46.57%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	12.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.63%
Diversified International Fund | Diversified International Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.14%
Diversified International Fund | Diversified International Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.33%
Diversified International Fund | Diversified International Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	750
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,209
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,598
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,715
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	809
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,398
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,715
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.50%
Diversified International Fund | Diversified International Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.58%

Total Returns as of December 31 each year (Class A shares)
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
GLOBAL REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Real Estate Securities Fund	Global Real Estate Securities Fund - Class A	Global Real Estate Securities Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Real Estate Securities Fund	Global Real Estate Securities Fund - Class A	Global Real Estate Securities Fund - Class C
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.13%	1.87%
Total Annual Fund Operating Expenses	2.28%	3.77%
Expense Reimbursement	0.83%	1.57%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C
shares. This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example Global Real Estate Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Real Estate Securities Fund - Class A	689	1,135	1,619	2,950
Global Real Estate Securities Fund - Class C	323	983	1,789	3,892

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Global Real Estate Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Real Estate Securities Fund - Class A	689	1,135	1,619	2,950
Global Real Estate Securities Fund - Class C	223	983	1,789	3,892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and C shares commenced operations on October 1, 2007.

During 2007, the Fund processed a significant (relative to the Class) "As Of"
transaction that resulted in a gain to the
remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit
inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein
would have been smaller.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

     Highest return for a quarter during the period of
     the bar chart above:                                 Q2 '09         30.77%
     Lowest return for a quarter during the period of
     the bar chart above:                                 Q4 '08         -29.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C
shares.

For the periods ended December 31, 2010
Average Annual Total Returns Global Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Global Real Estate Securities Fund - Class A	Class A Return Before Taxes	15.09%	(8.38%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	13.46%	(9.50%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	9.74%	(7.63%)	[1]	Oct 1, 2007
Global Real Estate Securities Fund - Class C	Class C Return Before Taxes	20.13%	(7.70%)		Oct 1, 2007
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	(7.51%)		Oct 1, 2007
[1]	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate a total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 194.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	194.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C
shares. This agreement can be terminated by mutual agreement of the parties (Principal
Funds, Inc. and Principal
Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your
costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S.
companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company
has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate
holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services
relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing
companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund
may actively trade portfolio securities in an attempt to achieve its investment objective.

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other
types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate
corporate level federal income taxes by meeting certain requirements of the
Internal Revenue Code.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities
include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are
significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a
significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency. The Fund will typically have investments located in a number of different countries, including the U.S.
and countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and
related options for the purpose of portfolio hedging and other purposes.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate
industry.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-
U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value
of investments.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and C shares commenced operations on October 1, 2007.

During 2007, the Fund processed a significant (relative to the Class) "As Of"
transaction that resulted in a gain to the
remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit
inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein
would have been smaller.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
     Highest return for a quarter during the period of
     the bar chart above:                                 Q2 '09         30.77%
     Lowest return for a quarter during the period of
     the bar chart above:                                 Q4 '08         -29.65%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C
shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2010
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.65%)
Global Real Estate Securities Fund (Prospectus Summary) | Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.83%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,135
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,619
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,950
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,619
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,950
Annual Return 2008	rr_AnnualReturn2008	(45.13%)
Annual Return 2009	rr_AnnualReturn2009	35.63%
Annual Return 2010	rr_AnnualReturn2010	21.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.38%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.50%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.63%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Global Real Estate Securities Fund | Global Real Estate Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.77%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.57%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	983
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,789
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,892
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	983
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,892
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Total Returns as of December 31 each year (Class A shares)
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Emerging Markets Fund	International Emerging Markets Fund - Class A	International Emerging Markets Fund - Class B	International Emerging Markets Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Emerging Markets Fund	International Emerging Markets Fund - Class A	International Emerging Markets Fund - Class B	International Emerging Markets Fund - Class C
Management Fees	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.42%	0.72%	0.61%
Total Annual Fund Operating Expenses	1.85%	2.90%	2.79%
Expense Reimbursement		0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.85%	2.78%	2.79%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.78%
for Class B and 2.80% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example International Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Emerging Markets Fund - Class A	728	1,100	1,496	2,600
International Emerging Markets Fund - Class B	781	1,285	1,716	2,965
International Emerging Markets Fund - Class C	382	865	1,474	3,119

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption International Emerging Markets Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Emerging Markets Fund - Class A	728	1,100	1,496	2,600
International Emerging Markets Fund - Class B	281	885	1,516	2,965
International Emerging Markets Fund - Class C	282	865	1,474	3,119

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies, which are:
     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     28.76%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08     -29.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Emerging Markets Fund - Class A	Class A Return Before Taxes	11.52%	10.20%	14.24%
International Emerging Markets Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	11.73%	8.97%	13.16%
International Emerging Markets Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	7.73%	8.42%	12.36%
International Emerging Markets Fund - Class B	Class B Return Before Taxes	11.74%	10.11%	13.92%
International Emerging Markets Fund - Class C	Class C Return Before Taxes	15.90%	10.51%	14.00%
MSCI-Emerging Markets NDTR D Index	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 102.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 2.78%
for Class B and 2.80% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of foreign companies, which are:
     companies with their principal place of business or principal office in
•    emerging market countries or
     companies for which their principal securities trading market is an emerging
•    market country.

For this Fund, "emerging market country" means any country which is considered to be an emerging country by the
international financial community (including the International Bank for
Reconstruction and Development (also known
as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world
except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in
many emerging market countries is not feasible or may involve unacceptable political risk. The Fund will invest in
equity securities of small, medium, and large capitalization companies. The Fund may actively trade securities in an
attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of
emerging market countries who are able to assume the increased risks of higher price volatility and currency
fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09     28.76%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08     -29.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.21%)
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Emerging Markets Fund (Prospectus Summary) | International Emerging Markets Fund | International Emerging Markets Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
International Emerging Markets Fund | MSCI-Emerging Markets NDTR D Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI-Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
International Emerging Markets Fund | International Emerging Markets Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,496
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,100
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
Annual Return 2001	rr_AnnualReturn2001	(4.15%)
Annual Return 2002	rr_AnnualReturn2002	(7.56%)
Annual Return 2003	rr_AnnualReturn2003	55.89%
Annual Return 2004	rr_AnnualReturn2004	24.95%
Annual Return 2005	rr_AnnualReturn2005	34.98%
Annual Return 2006	rr_AnnualReturn2006	36.42%
Annual Return 2007	rr_AnnualReturn2007	41.05%
Annual Return 2008	rr_AnnualReturn2008	(54.75%)
Annual Return 2009	rr_AnnualReturn2009	67.40%
Annual Return 2010	rr_AnnualReturn2010	18.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.24%
International Emerging Markets Fund | International Emerging Markets Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.16%
International Emerging Markets Fund | International Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.36%
International Emerging Markets Fund | International Emerging Markets Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,285
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,716
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	885
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,516
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,965
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.92%
International Emerging Markets Fund | International Emerging Markets Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	865
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,119
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.00%

Total Returns as of December 31 each year (Class A shares)
International Growth Fund (Prospectus Summary) | International Growth Fund
INTERNATIONAL GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Growth Fund	International Growth Fund - Class A	International Growth Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund	International Growth Fund - Class A	International Growth Fund - Class C
Management Fees	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.96%	4.80%
Total Annual Fund Operating Expenses	2.19%	6.78%
Expense Reimbursement	0.65%	4.43%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.54%	2.35%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense , through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 1.54% for
Class A and 2.35% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Growth Fund - Class A	698	1,128	1,594	2,878
International Growth Fund - Class C	338	1,539	2,868	5,988

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption International Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Growth Fund - Class A	698	1,128	1,594	2,878
International Growth Fund - Class C	238	1,539	2,868	5,988

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:
     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Principal Risks
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for
the periods prior to that date, are based on the performance of the
Institutional Class shares adjusted to reflect the
fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no
higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on
December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      18.28%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08      -25.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Growth Fund - Class A	Class A Return Before Taxes	4.95%	(1.26%)	2.32%
International Growth Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.08%	(1.94%)	1.48%
International Growth Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.71%	(0.96%)	1.85%
International Growth Fund - Class C	Class C Return Before Taxes	9.26%	(0.81%)	2.17%
MSCI World Ex-US Growth Index	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	13.06%	3.99%	3.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary) | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 153.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense , through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 1.54% for
Class A and 2.35% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any developed nations of the world. Foreign
companies are:
     companies with their principal place of business or principal offices outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any
one currency, but the Fund typically invests in at least 20 countries. Primary consideration is given to securities of
corporations of developed areas such as Western Europe, Canada and Australasia and generally excludes emerging
markets.

The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies
whose potential for growth of capital and earnings is expected to be above average. The Fund will invest in equity
securities of small, medium, and large capitalization companies. The Fund may actively trade portfolio securities in
an attempt to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S.
who are able to assume the increased risks of higher price volatility and currency fluctuations associated with
investments in international equity securities which trade in non-U.S.
currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings
expectations.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for
the periods prior to that date, are based on the performance of the
Institutional Class shares adjusted to reflect the
fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no
higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on
December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      18.28%
Lowest return for a quarter during the period of the bar
chart above:                                                Q3 '08      -25.89%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
International Growth Fund | MSCI World Ex-US Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
International Growth Fund | International Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,594
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	698
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,128
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,594
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,878
Annual Return 2001	rr_AnnualReturn2001	(21.54%)
Annual Return 2002	rr_AnnualReturn2002	(16.68%)
Annual Return 2003	rr_AnnualReturn2003	38.15%
Annual Return 2004	rr_AnnualReturn2004	22.06%
Annual Return 2005	rr_AnnualReturn2005	21.60%
Annual Return 2006	rr_AnnualReturn2006	23.61%
Annual Return 2007	rr_AnnualReturn2007	11.84%
Annual Return 2008	rr_AnnualReturn2008	(47.21%)
Annual Return 2009	rr_AnnualReturn2009	22.51%
Annual Return 2010	rr_AnnualReturn2010	11.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.32%
International Growth Fund | International Growth Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.48%
International Growth Fund | International Growth Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.85%
International Growth Fund | International Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.43%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,868
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,988
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,868
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,988
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%

Total Returns as of December 31 each year (Class A shares)
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND
Objective:
The Fund seeks to provide current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bond & Mortgage Securities Fund	Bond & Mortgage Securities Fund - A Class	Bond & Mortgage Securities Fund - B Class	Bond & Mortgage Securities Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond & Mortgage Securities Fund	Bond & Mortgage Securities Fund - A Class	Bond & Mortgage Securities Fund - B Class	Bond & Mortgage Securities Fund - Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.27%	0.63%	0.60%
Total Annual Fund Operating Expenses	1.04%	2.15%	2.12%
Expense Reimbursement	(0.10%)	(0.55%)	(0.37%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.60%	1.75%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.94% for Class A,
1.60% for Class B, and 1.75% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Bond & Mortgage Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Bond & Mortgage Securities Fund - A Class	467	682	917	1,588
Bond & Mortgage Securities Fund - B Class	663	1,011	1,295	2,147
Bond & Mortgage Securities Fund - Class C	278	622	1,099	2,417

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Bond & Mortgage Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Bond & Mortgage Securities Fund - A Class	467	682	917	1,588
Bond & Mortgage Securities Fund - B Class	163	611	1,095	2,147
Bond & Mortgage Securities Fund - Class C	178	622	1,099	2,417

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 52.11% in securities rated   6.88% in securities rated   0.04% in securities
            Aaa                          Ba                     rated C
 6.10% in securities rated    5.59% in securities rated   0.03% in securities
            Aa                           B                      rated D
                              1.87% in securities rated   1.38% in securities
9.97% in securities rated A             Caa                    not rated
 15.87% in securities rated   0.16% in securities rated
            Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      9.08%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -6.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Bond & Mortgage Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Bond & Mortgage Securities Fund - A Class	Class A Return Before Taxes	6.75%	3.09%	4.06%
Bond & Mortgage Securities Fund - A Class After Taxes on Distributions	Class A Return After Taxes on Distributions	5.53%	1.50%	2.50%
Bond & Mortgage Securities Fund - A Class After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	4.36%	1.67%	2.52%
Bond & Mortgage Securities Fund - B Class	Class B Return Before Taxes	5.20%	2.87%	3.87%
Bond & Mortgage Securities Fund - Class C	Class C Return Before Taxes	9.06%	3.06%	3.69%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 357.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	357.40%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.94% for Class A,
1.60% for Class B, and 1.75% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate maturity fixed-income or
debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P")
or Baa3 or higher by Moody's
Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing
an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt
securities issued or guaranteed by foreign governments payable in U.S. dollars.
The Fund may also invest in foreign
securities, and up to 20% of its assets in non-investment grade securities
("junk bonds) which are securities rated
BB+ or lower by S&P or Ba1 or lower by Moody's at the time of purchase. Under normal circumstances, the Fund
maintains an average portfolio duration that is within ±15% or ±0.75 year
(whichever is greater) of the duration of the
Barclays Capital Aggregate Bond Index, which as of December 31, 2010 was 4.8 years.

The Fund may actively trade securities to achieve its investment objective, enter into dollar roll transactions which
may involve leverage, and utilize derivative strategies including certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing
returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining
exposure to certain markets.

During the fiscal year ended October 31, 2010, the average ratings of the
Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 52.11% in securities rated   6.88% in securities rated   0.04% in securities
            Aaa                          Ba                     rated C
 6.10% in securities rated    5.59% in securities rated   0.03% in securities
            Aa                           B                      rated D
                              1.87% in securities rated   1.38% in securities
9.97% in securities rated A             Caa                    not rated
 15.87% in securities rated   0.16% in securities rated
            Baa                          Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses,
lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      9.08%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -6.25%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - A Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.25%)
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - B Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Bond & Mortgage Securities Fund (Prospectus Summary) | Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Bond & Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Bond & Mortgage Securities Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	467
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,588
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	467
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,588
Annual Return 2001	rr_AnnualReturn2001	6.92%
Annual Return 2002	rr_AnnualReturn2002	8.57%
Annual Return 2003	rr_AnnualReturn2003	3.56%
Annual Return 2004	rr_AnnualReturn2004	4.09%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	2.68%
Annual Return 2008	rr_AnnualReturn2008	(14.66%)
Annual Return 2009	rr_AnnualReturn2009	19.41%
Annual Return 2010	rr_AnnualReturn2010	10.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - A Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.50%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - A Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.52%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - B Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,147
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.87%
Bond & Mortgage Securities Fund | Bond & Mortgage Securities Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,099
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%

Total Returns as of December 31 each year (Class A shares)
California Municipal Fund (Prospectus Summary) | California Municipal Fund
CALIFORNIA MUNICIPAL FUND
Objective:
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees California Municipal Fund	California Municipal Fund - Class A	California Municipal Fund - Class B	California Municipal Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses California Municipal Fund		California Municipal Fund - Class A	California Municipal Fund - Class B	California Municipal Fund - Class C
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.13%	0.24%	0.29%
Total Annual Fund Operating Expenses		0.88%	1.74%	1.79%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement		0.88%	1.74%	1.79%
[1]	Other Expenses include: Interest Expenses

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.82% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example California Municipal Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
California Municipal Fund - Class A	461	645	844	1,419
California Municipal Fund - Class B	677	948	1,144	1,824
California Municipal Fund - Class C	282	563	970	2,105

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption California Municipal Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
California Municipal Fund - Class A	461	645	844	1,419
California Municipal Fund - Class B	177	548	944	1,824
California Municipal Fund - Class C	182	563	970	2,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 32.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term California
municipal obligations (securities issued by or on behalf of state or local governments and other public authorities).
Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income
tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum
tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the
duration of the Barclays Capital California Municipal Bond Index, which as of
December 31, 2010 was 8.6 years.

The Fund will invest primarily in investment-grade municipal obligations. The
Fund may also invest in inverse floating
rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends
to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their
investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas
has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest
rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1989.

Effective December 31, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital California Municipal Index is a better representation of the investment universe for this Fund's
investment philosophy than the Barclays Capital Municipal Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

          Highest return for a quarter during the
          period of the bar chart above:                       Q3 '09        11.85%
          Lowest return for a quarter during the
          period of the bar chart above:                       Q4 '08        -10.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns California Municipal Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
California Municipal Fund - Class A	Class A Return Before Taxes	(1.72%)	0.37%	2.70%
California Municipal Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.72%)	0.36%	2.65%
California Municipal Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.56%	0.99%	2.95%
California Municipal Fund - Class B	Class B Return Before Taxes	(3.80%)	none	2.47%
California Municipal Fund - Class C	Class C Return Before Taxes	0.18%	0.29%	2.27%
Barclays Capital California Municipal Index	Barclays Capital California Municipal Index (reflects no deduction for fees, expenses, or taxes)	2.97%	3.68%	4.64%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
California Municipal Fund (Prospectus Summary) | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 32.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.82% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in intermediate- and long-term California
municipal obligations (securities issued by or on behalf of state or local governments and other public authorities).
Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income
tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum
tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the
duration of the Barclays Capital California Municipal Bond Index, which as of
December 31, 2010 was 8.6 years.

The Fund will invest primarily in investment-grade municipal obligations. The
Fund may also invest in inverse floating
rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of
individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater
fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends
to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their
investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas
has greater exposure than other funds to economic conditions and developments in those areas.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest
rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a
small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's
poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security's poor performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on July 25, 1989.

Effective December 31, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital California Municipal Index is a better representation of the investment universe for this Fund's
investment philosophy than the Barclays Capital Municipal Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
          Highest return for a quarter during the
          period of the bar chart above:                       Q3 '09        11.85%
          Lowest return for a quarter during the
          period of the bar chart above:                       Q4 '08        -10.08%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital California Municipal Index is a better representation of the investment universe for this Fund's investment philosophy than the Barclays Capital Municipal Bond Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
California Municipal Fund (Prospectus Summary) | California Municipal Fund | California Municipal Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)
California Municipal Fund (Prospectus Summary) | California Municipal Fund | California Municipal Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
California Municipal Fund | Barclays Capital California Municipal Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital California Municipal Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
California Municipal Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
California Municipal Fund | California Municipal Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	461
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	461
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	645
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	844
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,419
Annual Return 2001	rr_AnnualReturn2001	4.05%
Annual Return 2002	rr_AnnualReturn2002	8.87%
Annual Return 2003	rr_AnnualReturn2003	3.70%
Annual Return 2004	rr_AnnualReturn2004	4.76%
Annual Return 2005	rr_AnnualReturn2005	4.04%
Annual Return 2006	rr_AnnualReturn2006	5.26%
Annual Return 2007	rr_AnnualReturn2007	(1.45%)
Annual Return 2008	rr_AnnualReturn2008	(17.73%)
Annual Return 2009	rr_AnnualReturn2009	21.56%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
California Municipal Fund | California Municipal Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.65%
California Municipal Fund | California Municipal Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
California Municipal Fund | California Municipal Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
California Municipal Fund | California Municipal Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%

[1]	Other Expenses include: Interest Expenses

Total Returns as of December 31 each year (Class A shares)
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
Objective:
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Diversified Income Fund	Global Diversified Income Fund - Class A	Global Diversified Income Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Diversified Income Fund	Global Diversified Income Fund - Class A	Global Diversified Income Fund - Class C
Management Fees	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.13%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.23%	1.99%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	1.23%	1.99%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 1.25%for Class A and 2.00% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example Global Diversified Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Diversified Income Fund - Class A	496	751	1,025	1,808
Global Diversified Income Fund - Class C	302	624	1,073	2,317

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Global Diversified Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Diversified Income Fund - Class A	496	751	1,025	1,808
Global Diversified Income Fund - Class C	202	624	1,073	2,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets)
in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

                          High yield            30-40%
                          Preferred securities  20-30%
                          Emerging market debt  9-15%
                          Global real estate    8-14%
                          MLPs                  7-13%
                          Global value equity    5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 7.69% in securities rated   14.45% in securities rated    0.00% in securities
            Aaa                          Ba                     rated C
 0.61% in securities rated   29.52% in securities rated    0.00% in securities
            Aa                           B                      rated D
 10.53% in securities rated   9.44% in securities rated  1.16% in securities not
             A                          Caa                      rated
 26.60% in securities rated   0.00% in securities rated
            Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Life of Fund results are measured from the date the Funds shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the
following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25%
blend of 50% BofA Merrill Lynch
Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I
Capital Securities Index, 11% blend of
75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade
CMBS Index, 12%
Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country
World Index (ACWI), and 10% Tortoise
Midstream MLP Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      20.93%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09      -5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Diversified Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Diversified Income Fund - Class A	Class A Return Before Taxes	12.53%	25.63%	Dec 15, 2008
Global Diversified Income Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	10.18%	21.19%	Dec 15, 2008
Global Diversified Income Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	8.19%	19.37%	Dec 15, 2008
Global Diversified Income Fund - Class C	Class C Return Before Taxes	15.01%	27.03%	Dec 15, 2008
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	20.40%	33.03%	Dec 15, 2008
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	40.79%	Dec 15, 2008
BofA Merrill Lynch Fixed Rate Preferred Securities Index	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.66%	22.73%	Dec 15, 2008
Barclays Capital U.S. Tier I Capital Securities Index	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	17.04%	30.22%	Dec 15, 2008
Barclays Capital AAA CMBS Index	Barclays Capital AAA CMBS Index (reflects no deduction for fees, expenses, or taxes)	14.61%	25.71%	Dec 15, 2008
Barclays Capital U.S. Dollar Emerging Markets Bond Index	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)	12.84%	25.85%	Dec 15, 2008
MSCI World Value Index	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	9.02%	18.90%	Dec 15, 2008
Tortoise Midstream MLP Index	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	35.46%	51.95%	Dec 15, 2008
Barclays Capital Investment Grade CMBS Index	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	20.81%	29.31%	Dec 15, 2008
MSCI All Country World Index (ACWI)	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)	12.67%	24.47%	Dec 15, 2008
Global Diversified Income Custom Index	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	16.39%	34.15%	Dec 15, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 75.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.50%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 1.25%for Class A and 2.00% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred
securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of
government securities. In addition, the Fund invests in equity securities of global companies principally engaged in
the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
     companies with their principal place of business or principal office outside
•    the U.S. or
     companies for which the principal securities trading market is outside the
•    U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets)
in securities in the real estate
industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy
infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering
the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset
allocation among six general investment categories. The following table sets forth the ranges of the Fund's allocation
among the investment categories (the allocations will vary from time to time):

                          High yield            30-40%
                          Preferred securities  20-30%
                          Emerging market debt  9-15%
                          Global real estate    8-14%
                          MLPs                  7-13%
                          Global value equity    5-9%

Approximately 35% of the Fund's assets may be invested in high yield and other income-producing securities
including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy
proceedings or otherwise in the process of debt restructuring. "High yield"
securities are commonly known as "junk
bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor
Service, Inc. ("Moody's") or BB+ or
lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated
securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to
pay interest and to repay principal.

Approximately 25% of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality
in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate
investment trust "(REIT"), and utility industries.

Approximately 12% of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by
governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising
the predominant part of their economic activities in emerging markets in Europe,
Latin America, Asia, and the Middle
East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically,
non-dollar currency exposure will not be hedged.

Approximately 11% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity
securities of global companies principally engaged in the real estate industry
("real estate companies"). A real estate
company has at least 50% of its assets, income or profits derived from products or services related to the real estate
industry. Real estate companies include real estate investment trusts ("REITs"),
REIT-like entities, and companies
with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building
supply manufacturers, mortgage lenders, and mortgage servicing companies. The
Fund also invests in commercial
mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate.

Approximately 10% of the Fund's assets may be invested in MLPs and companies that are organized as
corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy
infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration,
production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy
infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage,
and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane
distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing);
and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a
result, are not directly exposed to commodity price risk.

Approximately 7% of the Fund's assets may be invested in a diversified portfolio of value equity securities of
companies located or operating in developed countries (including the United
States) and emerging markets of the
world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities
exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may
also be traded in other countries including the United States.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 7.69% in securities rated   14.45% in securities rated    0.00% in securities
            Aaa                          Ba                     rated C
 0.61% in securities rated   29.52% in securities rated    0.00% in securities
            Aa                           B                      rated D
 10.53% in securities rated   9.44% in securities rated  1.16% in securities not
             A                          Caa                      rated
 26.60% in securities rated   0.00% in securities rated
            Baa                          Ca

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the
risk associated with investing in equities and below-investment-grade fixed income securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values
are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the
issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal
market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform
other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies
may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of
industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market,
economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP
that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that
industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws
than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the
amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Preferred Securities Risk. Preferred securities are junior subordinated securities in a company's capital structure
and therefore can be subject to greater credit and liquidation risk.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be
appropriately priced at the time of purchase.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Life of Fund results are measured from the date the Funds shares were first sold (December 15, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment
objectives. Performance of the components of the blended index are also shown.
The weightings for Global
Diversified Income Custom Index in the Average Annual Total Returns table are
35% Barclays Capital U.S.
Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill
Lynch Fixed Rate Preferred Securities
Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT
Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets
Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.

Effective March 31, 2011, the weightings for Global Diversified Income Custom
Index will change to the
following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25%
blend of 50% BofA Merrill Lynch
Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I
Capital Securities Index, 11% blend of
75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade
CMBS Index, 12%
Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country
World Index (ACWI), and 10% Tortoise
Midstream MLP Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream MLP Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '09      20.93%
Lowest return for a quarter during the period of the bar
chart above:                                                Q1 '09      -5.89%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2011, the weightings for Global Diversified Income Custom Index will change to the following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI All Country World Index (ACWI), and 10% Tortoise Midstream MLP Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Diversified Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.89%)
Global Diversified Income Fund (Prospectus Summary) | Global Diversified Income Fund | Global Diversified Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Global Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Global Diversified Income Fund | FTSE EPRA/NAREIT Developed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	40.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | BofA Merrill Lynch Fixed Rate Preferred Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital U.S. Tier I Capital Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital AAA CMBS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital AAA CMBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital U.S. Dollar Emerging Markets Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | MSCI World Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Tortoise Midstream MLP Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	51.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Barclays Capital Investment Grade CMBS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | MSCI All Country World Index (ACWI)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Custom Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	34.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	496
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,808
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	496
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,025
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,808
Annual Return 2009	rr_AnnualReturn2009	39.72%
Annual Return 2010	rr_AnnualReturn2010	16.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Global Diversified Income Fund | Global Diversified Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008

Total Returns as of December 31 each year (Class A shares)
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Government & High Quality Bond Fund	Government & High Quality Bond Fund - Class A	Government & High Quality Bond Fund - Class B	Government & High Quality Bond Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government & High Quality Bond Fund	Government & High Quality Bond Fund - Class A	Government & High Quality Bond Fund - Class B	Government & High Quality Bond Fund - Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.33%	0.16%
Total Annual Fund Operating Expenses	0.94%	1.83%	1.66%
Expense Reimbursement	0.10%	0.18%	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.84%	1.65%	1.63%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A,
1.65% for Class B, and 1.63% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management
Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Government & High Quality Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government & High Quality Bond Fund - Class A	309	506	722	1,343
Government & High Quality Bond Fund - Class B	668	955	1,171	1,897
Government & High Quality Bond Fund - Class C	266	520	899	1,962

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Government & High Quality Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Government & High Quality Bond Fund - Class A	309	506	722	1,343
Government & High Quality Bond Fund - Class B	168	555	971	1,897
Government & High Quality Bond Fund - Class C	166	520	899	1,962

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieved had its current investment policies been in place.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period
of the bar chart above:                                   Q3 '01         4.11%
Lowest return for a quarter during the period
of the bar chart above:                                   Q2 '04        -1.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Government & High Quality Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Government & High Quality Bond Fund - Class A	Class A Return Before Taxes	3.51%	4.99%	4.76%
Government & High Quality Bond Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	2.07%	3.38%	3.05%
Government & High Quality Bond Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	2.27%	3.31%	3.03%
Government & High Quality Bond Fund - Class B	Class B Return Before Taxes	0.04%	4.33%	4.39%
Government & High Quality Bond Fund - Class C	Class C Return Before Taxes	4.16%	4.71%	4.25%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.38%	5.91%
Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 51.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.20%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A,
1.65% for Class B, and 1.63% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management
Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the U.S.
government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by
Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage
obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements. Under normal circumstances, the Fund maintains an average portfolio duration between
one and 4.5 years.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or
instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage
obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including
repurchase agreements.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a
result, the Fund's performance for periods prior to that date may not be representative of the performance it would
have achieved had its current investment policies been in place.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Mortgage Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period
of the bar chart above:                                   Q3 '01         4.11%
Lowest return for a quarter during the period
of the bar chart above:                                   Q2 '04        -1.23%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Mortgage Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund (Prospectus Summary) | Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Government & High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Government & High Quality Bond Fund | Barclays Capital MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
Government & High Quality Bond Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,343
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	309
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	506
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	722
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,343
Annual Return 2001	rr_AnnualReturn2001	7.16%
Annual Return 2002	rr_AnnualReturn2002	8.37%
Annual Return 2003	rr_AnnualReturn2003	1.83%
Annual Return 2004	rr_AnnualReturn2004	3.56%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	3.62%
Annual Return 2009	rr_AnnualReturn2009	7.69%
Annual Return 2010	rr_AnnualReturn2010	5.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.03%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,897
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,897
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%
Government & High Quality Bond Fund | Government & High Quality Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	899
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	899
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,962
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%

Total Returns as of December 31 each year (Class A shares)
High Yield Fund (Prospectus Summary) | High Yield Fund
HIGH YIELD FUND
Objective:
The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees High Yield Fund	High Yield Fund - Class A	High Yield Fund - Class B	High Yield Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Fund	High Yield Fund - Class A	High Yield Fund - Class B	High Yield Fund - Class C
Management Fees	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.23%	0.16%
Total Annual Fund Operating Expenses	0.94%	1.74%	1.67%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.74%	1.67%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.92% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example High Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Fund - Class A	467	663	876	1,489
High Yield Fund - Class B	677	948	1,144	1,840
High Yield Fund - Class C	270	526	907	1,976

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
High Yield Fund - Class A	467	663	876	1,489
High Yield Fund - Class B	177	548	944	1,840
High Yield Fund - Class C	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 4.51% in securities rated    31.71% in securities rated   0.06% in securities
            Aaa                          Ba                      rated C
 0.37% in securities rated    36.53% in securities rated   0.05% in securities
            Aa                            B                      rated D
                              11.17% in securities rated   4.10% in securities
2.05% in securities rated A              Caa                    not rated
 9.04% in securities rated    0.41% in securities rated
            Baa                          Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup
US High Yield Market Capped Index is January 2, 2002.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

      Highest return for a quarter during the
      period of the bar chart above:                          Q2 '09        18.88%
      Lowest return for a quarter during the
      period of the bar chart above:                          Q4 '08        -11.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
High Yield Fund - Class A	Class A Return Before Taxes	9.54%	8.12%	9.18%
High Yield Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	5.98%	4.85%	5.74%
High Yield Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	6.40%	5.05%	5.78%
High Yield Fund - Class B	Class B Return Before Taxes	7.79%	7.77%	8.92%
High Yield Fund - Class C	Class C Return Before Taxes	11.85%	8.12%	8.77%
Barclays Capital U.S. HY 2% Issuer Capped Index	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.94%	8.91%	9.01%
Citigroup US High-Yield Market Capped Index	Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)	14.11%	8.21%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
High Yield Fund (Prospectus Summary) | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HIGH YIELD FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a relatively high level of current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 77.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.92% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in high-yield, below-investment grade
fixed-income securities (sometimes called "junk bonds") which are rated at the time of purchase BB+ or lower by
S&P or rated Ba1 or lower by Moody's or of equivalent quality as determined by the Sub-Advisor. The Fund may also
invest in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those
located in developing or emerging countries. Under normal circumstances, the
Fund maintains an average portfolio
duration that is within ±20% of the duration of the Barclays Capital US High
Yield 2% Issuer Capped Index, which as
of December 31, 2010 was 4.1 years.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 4.51% in securities rated    31.71% in securities rated   0.06% in securities
            Aaa                          Ba                      rated C
 0.37% in securities rated    36.53% in securities rated   0.05% in securities
            Aa                            B                      rated D
                              11.17% in securities rated   4.10% in securities
2.05% in securities rated A              Caa                    not rated
 9.04% in securities rated    0.41% in securities rated
            Baa                          Ca

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and
emerging markets.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior
floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan
may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans,
reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on April 8, 1998.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays
Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup
US High Yield Market Capped Index is January 2, 2002.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
      Highest return for a quarter during the
      period of the bar chart above:                          Q2 '09        18.88%
      Lowest return for a quarter during the
      period of the bar chart above:                          Q4 '08        -11.89%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital U.S. HY 2% Issuer Capped Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup US High-Yield Market Capped Index. The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
High Yield Fund | Barclays Capital U.S. HY 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. HY 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
High Yield Fund | Citigroup US High-Yield Market Capped Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.21%
High Yield Fund | High Yield Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	467
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	467
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
Annual Return 2001	rr_AnnualReturn2001	3.14%
Annual Return 2002	rr_AnnualReturn2002	3.66%
Annual Return 2003	rr_AnnualReturn2003	28.10%
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	6.59%
Annual Return 2006	rr_AnnualReturn2006	14.46%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	(21.34%)
Annual Return 2009	rr_AnnualReturn2009	41.90%
Annual Return 2010	rr_AnnualReturn2010	13.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.18%
High Yield Fund | High Yield Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.74%
High Yield Fund | High Yield Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
High Yield Fund | High Yield Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,840
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.92%
High Yield Fund | High Yield Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.77%

Total Returns as of December 31 each year (Class A shares)
Income Fund (Prospectus Summary) | Income Fund
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Fund	Income Fund - Class A	Income Fund - Class B	Income Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Fund	Income Fund - Class A	Income Fund - Class B	Income Fund - Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.25%	0.19%
Total Annual Fund Operating Expenses	0.91%	1.75%	1.69%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	0.91%	1.75%	1.69%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.90% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Income Fund - Class A	316	509	718	1,319
Income Fund - Class B	678	951	1,149	1,840
Income Fund - Class C	272	533	918	1,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Income Fund - Class A	316	509	718	1,319
Income Fund - Class B	178	551	949	1,840
Income Fund - Class C	172	533	918	1,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 27.16% in securities rated  34.13% in securities rated    3.45% in securities
            Aaa                         Baa                    rated Caa
 1.94% in securities rated    4.98% in securities rated    0.00% in securities
            Aa                           Ba                     rated Ca
 18.09% in securities rated   8.04% in securities rated    0.01% in securities
             A                           B                      rated C
                                                         2.20% in securities not
                                                                 rated

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

     Highest return for a quarter during the
     period of the bar chart above:                          Q2 '09        10.26%
     Lowest return for a quarter during the
     period of the bar chart above:                          Q3 '08        -4.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Income Fund - Class A	Class A Return Before Taxes	5.60%	6.12%	6.23%
Income Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	3.61%	4.05%	4.04%
Income Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	3.61%	3.98%	4.00%
Income Fund - Class B	Class B Return Before Taxes	2.06%	5.47%	5.86%
Income Fund - Class C	Class C Return Before Taxes	6.24%	5.83%	5.72%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%
Citigroup Broad Investment-Grade Bond Index	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	6.30%	5.98%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Income Fund (Prospectus Summary) | Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of current income consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 13.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B
shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the
period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a
percent of average net assets on an annualized basis) not to exceed 1.90% for
Class B shares. This agreement can
be terminated by mutual agreement of the parties (Principal Funds, Inc. and
Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S.
government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of
which may be in below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time
of purchase BB+ or lower by S&P or Ba1 or lower by Moody's). Under normal circumstances, the Fund maintains an
average portfolio duration that is within ±25% of the duration of the Barclays
Capital Aggregate Bond Index, which as
of December 31, 2010 was 4.8 years. The Fund may also invest in foreign securities and real estate investment trust
("REIT") securities.

During the fiscal year ended October 31, 2010, the average ratings of the Fund's fixed-income assets, based on
market value at each month-end, were as follows (all
ratings are by Moody's):

 27.16% in securities rated  34.13% in securities rated    3.45% in securities
            Aaa                         Baa                    rated Caa
 1.94% in securities rated    4.98% in securities rated    0.00% in securities
            Aa                           Ba                     rated Ca
 18.09% in securities rated   8.04% in securities rated    0.01% in securities
             A                           B                      rated C
                                                         2.20% in securities not
                                                                 rated

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and
real estate investment trust securities.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on December 15, 1975.

Effective June 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
     Highest return for a quarter during the
     period of the bar chart above:                          Q2 '09        10.26%
     Lowest return for a quarter during the
     period of the bar chart above:                          Q3 '08        -4.74%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment Grade Bond Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
Income Fund (Prospectus Summary) | Income Fund | Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Income Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Income Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Income Fund | Citigroup Broad Investment-Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
Income Fund | Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,319
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	316
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	509
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,319
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	8.11%
Annual Return 2003	rr_AnnualReturn2003	8.95%
Annual Return 2004	rr_AnnualReturn2004	5.14%
Annual Return 2005	rr_AnnualReturn2005	1.67%
Annual Return 2006	rr_AnnualReturn2006	5.15%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(4.89%)
Annual Return 2009	rr_AnnualReturn2009	21.02%
Annual Return 2010	rr_AnnualReturn2010	8.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.23%
Income Fund | Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Income Fund | Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.00%
Income Fund | Income Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,840
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,840
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.86%
Income Fund | Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.72%

Total Returns as of December 31 each year (Class A shares)
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation)
total returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Inflation Protection Fund	Inflation Protection Fund - Class A	Inflation Protection Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Inflation Protection Fund	Inflation Protection Fund - Class A	Inflation Protection Fund - Class C
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.35%	1.04%
Total Annual Fund Operating Expenses	1.00%	2.44%
Expense Reimbursement	0.10%	0.79%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.65%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.90%
for Class A and 1.65% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example Inflation Protection Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Inflation Protection Fund - Class A	463	670	896	1,543
Inflation Protection Fund - Class C	268	672	1,217	2,706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Inflation Protection Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Inflation Protection Fund - Class A	463	670	896	1,543
Inflation Protection Fund - Class C	168	672	1,217	2,706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on December 29, 2004.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund).

Highest return for a quarter during the period of the
bar chart above:                                            Q2 '10       4.01%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -10.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Inflation Protection Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Inflation Protection Fund - Class A	Class A Return Before Taxes	2.64%	(1.04%)	(0.44%)	Dec 29, 2004
Inflation Protection Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	2.11%	(2.34%)	(1.80%)	Dec 29, 2004
Inflation Protection Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.71%	(1.60%)	(1.12%)	Dec 29, 2004
Inflation Protection Fund - Class C	Class C Return Before Taxes	4.86%	(1.02%)	(0.59%)	Dec 29, 2004
Barclays Capital US Treasury TIPS Index	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.00%	Dec 29, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income and real (after inflation)
total returns.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 85.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.90%
for Class A and 1.65% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S.
corporations. Inflation-indexed bonds are
fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or
the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury
uses the Consumer Price Index for Urban Consumers as the inflation measure.
Inflation-indexed bonds issued by a
foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of
the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.
The Fund may also invest in foreign
securities, U.S. Treasuries and agency securities.

To further its investment objective, the Fund may utilize derivative strategies, including certain options transactions,
financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and
enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or
obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who want their income and principal investments to keep
pace with inflation over time.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the
Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Institutional Class shares were first sold on December 29, 2004.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund).

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q2 '10       4.01%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -10.39%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.39%)
Inflation Protection Fund (Prospectus Summary) | Inflation Protection Fund | Inflation Protection Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Inflation Protection Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Inflation Protection Fund | Barclays Capital US Treasury TIPS Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	896
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,543
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	0.84%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(18.46%)
Annual Return 2009	rr_AnnualReturn2009	6.31%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004
Inflation Protection Fund | Inflation Protection Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.79%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2004

Total Returns as of December 31 each year (Class A shares)
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund
TAX-EXEMPT BOND FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Tax-Exempt Bond Fund	Tax-Exempt Bond Fund - Class A	Tax-Exempt Bond Fund - Class B	Tax-Exempt Bond Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Tax-Exempt Bond Fund		Tax-Exempt Bond Fund - Class A	Tax-Exempt Bond Fund - Class B	Tax-Exempt Bond Fund - Class C
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses	[1]	0.15%	0.52%	0.45%
Total Annual Fund Operating Expenses		0.90%	2.02%	1.95%
Expense Reimbursement			0.35%	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement		0.90%	1.67%	1.67%
[1]	Other Expenses include: Interest Expenses

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.85% for Class A,
1.60% for Class B, and 1.60% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example Tax-Exempt Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Tax-Exempt Bond Fund - Class A	463	651	855	1,441
Tax-Exempt Bond Fund - Class B	670	994	1,250	2,025
Tax-Exempt Bond Fund - Class C	270	580	1,022	2,248

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Tax-Exempt Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Tax-Exempt Bond Fund - Class A	463	651	855	1,441
Tax-Exempt Bond Fund - Class B	170	594	1,050	2,025
Tax-Exempt Bond Fund - Class C	170	580	1,022	2,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 31.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations (securities
issued by or on behalf of state or local governments and other public authorities). Many of these are from California.
Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund may also invest in
inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund may invest up to 20% of its assets in below investment grade bonds
(rated at the time of purchase Ba1 or
lower by Moody's or BB+ or lower by S&P, sometimes called "junk bonds") as rated by at least one independent
rating agency, or if unrated, judged to be of comparable quality by the Fund's
Sub- Advisor. Under normal
circumstances, the Fund maintains an average portfolio duration that is within
±10% of the duration of the Barclays
Capital Municipal Bond Index, which as of December 31, 2010 was 8.4 years.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends
to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their
investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas
has greater exposure than other funds to economic conditions and developments in those areas.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest
rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on January 3, 1977.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      10.13%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -5.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Tax-Exempt Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Tax-Exempt Bond Fund - Class A	Class A Return Before Taxes	(1.98%)	1.77%	3.46%
Tax-Exempt Bond Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(1.98%)	1.76%	3.36%
Tax-Exempt Bond Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	0.35%	2.18%	3.59%
Tax-Exempt Bond Fund - Class B	Class B Return Before Taxes	(3.97%)	1.56%	3.30%
Tax-Exempt Bond Fund - Class C	Class C Return Before Taxes	0.05%	1.73%	3.05%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 31.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A,
Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest
expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating
expenses (expressed as a percent of average net assets on an annualized basis)
not to exceed 0.85% for Class A,
1.60% for Class B, and 1.60% for Class C shares. This agreement can be terminated by mutual agreement of the
parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations (securities
issued by or on behalf of state or local governments and other public authorities). Many of these are from California.
Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund may also invest in
inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund may invest up to 20% of its assets in below investment grade bonds
(rated at the time of purchase Ba1 or
lower by Moody's or BB+ or lower by S&P, sometimes called "junk bonds") as rated by at least one independent
rating agency, or if unrated, judged to be of comparable quality by the Fund's
Sub- Advisor. Under normal
circumstances, the Fund maintains an average portfolio duration that is within
±10% of the duration of the Barclays
Capital Municipal Bond Index, which as of December 31, 2010 was 8.4 years.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends
to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their
investment.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase
agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely
principal, interest, or settlement payments, or otherwise to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas
has greater exposure than other funds to economic conditions and developments in those areas.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to
greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest
rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments, such as reverse
repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward
commitment transactions, or derivative instruments, may impair the Fund's liquidity, cause it to liquidate positions at
an unfavorable time, increase volatility of the Fund's net asset value, or diminish the Fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations on January 3, 1977.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                            Q3 '09      10.13%
Lowest return for a quarter during the period of the bar
chart above:                                                Q4 '08      -5.96%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.96%)
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Tax-Exempt Bond Fund (Prospectus Summary) | Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Tax-Exempt Bond Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,441
Annual Return 2001	rr_AnnualReturn2001	3.92%
Annual Return 2002	rr_AnnualReturn2002	9.81%
Annual Return 2003	rr_AnnualReturn2003	5.19%
Annual Return 2004	rr_AnnualReturn2004	3.89%
Annual Return 2005	rr_AnnualReturn2005	3.14%
Annual Return 2006	rr_AnnualReturn2006	5.22%
Annual Return 2007	rr_AnnualReturn2007	0.17%
Annual Return 2008	rr_AnnualReturn2008	(12.15%)
Annual Return 2009	rr_AnnualReturn2009	20.36%
Annual Return 2010	rr_AnnualReturn2010	1.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.36%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	994
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,025
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%

[1]	Other Expenses include: Interest Expenses

Total Returns as of December 31 each year (Class A shares)
Money Market Fund (Prospectus Summary) | Money Market Fund
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Money Market Fund	Money Market Fund - Class A	Money Market Fund - Class B	Money Market Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Fund	Money Market Fund - Class A	Money Market Fund - Class B	Money Market Fund - Class C
Management Fees	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	none	1.00%	1.00%
Other Expenses	0.16%	0.25%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	1.64%	1.69%
Expense Reimbursement		0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.55%	1.56%	1.69%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 1.55% for Class B and 1.79% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class
B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund - Class A	56	176	307	689
Money Market Fund - Class B	659	908	1,083	1,644
Money Market Fund - Class C	272	533	918	1,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Money Market Fund - Class A	56	176	307	689
Money Market Fund - Class B	159	508	883	1,644
Money Market Fund - Class C	172	533	918	1,998

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Highest return for a quarter during the period of the
bar chart above:                                         Q1 '01         1.26%
Lowest return for a quarter during the period of the
bar chart above:                                         Q1 '10         0.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market Fund - Class A	Class A Return Before Taxes	none	2.44%	1.97%
Money Market Fund - Class B	Class B Return Before Taxes	(5.00%)	1.38%	1.56%
Money Market Fund - Class C	Class C Return Before Taxes	(1.00%)	1.73%	1.18%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.15%	2.50%	2.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class B and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and
Acquired Fund Fees and Expenses, through the period ending February 29, 2012.
The expense limit will maintain a
total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to
exceed 1.55% for Class B and 1.79% for Class C shares. This agreement can be terminated by mutual agreement of
the parties (Principal Funds, Inc. and Principal Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example assumes conversion of the Class
B shares to Class A
shares after the eighth year. The Example also assumes that your investment has a 5%
return each year and
that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based
on these assumptions your costs would
be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests its assets in a portfolio of high quality, short-term money market instruments issued by banks,
corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of
deposit, bankers acceptances, commercial paper, treasury bills, and bonds. The
Fund maintains a dollar weighted
average portfolio maturity of 60 days or less. In pursuing its investment objective and implementing its investment
strategies, the Fund will comply with Rule 2a-7 under the Investment Company
Act of 1940. As with all mutual funds,
the value of the Fund's assets may rise or fall.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to
principal.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of an investment at  $1.00 per share, it is possible to lose money by
investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses
of other investment companies in which the Fund invests.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the
issuing body and may be payable only from a particular source. That source may not perform as expected and
payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16,
2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of
the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result
in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class
shares were first sold on December 6, 2000.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest return for a quarter during the period of the
bar chart above:                                         Q1 '01         1.26%
Lowest return for a quarter during the period of the
bar chart above:                                         Q1 '10         0.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Class A shares only and would be different for Class B and Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for Class B
and Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Money Market Fund | Barclays Capital U.S. Treasury Bellwethers 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Money Market Fund | Money Market Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	0.91%
Annual Return 2003	rr_AnnualReturn2003	0.23%
Annual Return 2004	rr_AnnualReturn2004	0.44%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	2.51%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.97%
Money Market Fund | Money Market Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,644
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	883
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.56%
Money Market Fund | Money Market Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%

Total Returns as of December 31 each year (Class A shares)
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
SHORT-TERM INCOME FUND
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short-Term Income Fund	Short-Term Income Fund - Class A	Short-Term Income Fund - Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Income Fund	Short-Term Income Fund - Class A	Short-Term Income Fund - Class C
Management Fees	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.18%	0.21%
Total Annual Fund Operating Expenses	0.76%	1.64%
Expense Reimbursement
Total Annual Fund Operating Expenses after Expense Reimbursement	0.76%	1.64%

Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.95%
for Class A and 1.67% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example Short-Term Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Income Fund - Class A	301	462	638	1,146
Short-Term Income Fund - Class C	267	517	892	1,944

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Short-Term Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Short-Term Income Fund - Class A	301	462	638	1,146
Short-Term Income Fund - Class C	167	517	892	1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations November 1, 1993. The predecessor fund's performance between 1996 and 2005 benefited from the
agreement of Edge and its affiliates to limit the Fund's expenses.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

     Highest return for a quarter during the
     period of the bar chart above:                          Q2 '09         3.96%
     Lowest return for a quarter during the
     period of the bar chart above:                          Q4 '08        -1.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for
Class C shares.

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Short-Term Income Fund - Class A	Class A Return Before Taxes	2.22%	3.97%	4.14%
Short-Term Income Fund - Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.26%	2.69%	2.69%
Short-Term Income Fund - Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	1.43%	2.63%	2.66%
Short-Term Income Fund - Class C	Class C Return Before Taxes	2.63%	3.63%	3.57%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	4.15%	5.27%	5.09%
Citigroup Broad Investment-Grade Credit 1-3 Years Index	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.95%	5.12%	5.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class" and "The Costs of
Investing" beginning on pages 214 and 221, respectively, of the Fund's prospectus and "Multiple Class Structure" beginning on page 103 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its
portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses
or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
rate was 54.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.70%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Operating Expense, Closing	ck0000898745_ExpenseClosingTextBlock
Principal Management Corporation has contractually agreed to limit the Fund's expenses attributable to Class A and
Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through
the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed
as a percent of average net assets on an annualized basis) not to exceed 0.95%
for Class A and 1.67% for Class C
shares. This agreement can be terminated by mutual agreement of the parties
(Principal Funds, Inc. and Principal
Management Corporation).

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of
your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or
lower, based on these assumptions your costs
would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of
purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the
Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the
duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2010 was 1.9 years. The Fund's
investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements,
mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund
may utilize derivative strategies including certain financial futures contracts and interest rate swaps, for purposes
such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more
traditional direct investments, or obtaining exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income
mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that
value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank
and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause
the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The
market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income
securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic
instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign
exchange restrictions; settlement delays; and limited government regulation
(including less stringent reporting,
accounting, and disclosure standards than are required of U.S. companies).
Certain of these risks are greater for
investments in emerging markets.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its
sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will
be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be
reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities,
exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income
under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the
expenses of REITs in which the Fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real
estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and
environmental problems.

Underlying Fund Risk. As of the date of this prospectus, this fund was being used as an underlying fund of a fund
of funds, and an underlying fund of a fund of funds may experience relatively large redemptions or investments as
the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund
to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not
otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields
from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered
enterprises such as the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association, and
the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table
shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the
life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based
market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will
perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling
1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced
operations November 1, 1993. The predecessor fund's performance between 1996 and 2005 benefited from the
agreement of Edge and its affiliates to limit the Fund's expenses.

Effective September 30, 2010, the benchmark changed. The Investment Advisor and
Sub-Advisor believe the
Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's
investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3
Years Index.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the
investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter,
the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
     Highest return for a quarter during the
     period of the bar chart above:                          Q2 '09         3.96%
     Lowest return for a quarter during the
     period of the bar chart above:                          Q4 '08        -1.87%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2010, the benchmark changed. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund's investment philosophy than the Citigroup Broad Investment-Grade Credit 1-3 Years Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class C shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not
reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may
differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through
tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for
Class A shares only and would be different for
Class C shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Short-Term Income Fund (Prospectus Summary) | Short-Term Income Fund | Short-Term Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	Total Returns as of December 31 each year (Class A shares)
Short-Term Income Fund | Barclays Capital Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Short-Term Income Fund | Citigroup Broad Investment-Grade Credit 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%
Short-Term Income Fund | Short-Term Income Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,146
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	301
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,146
Annual Return 2001	rr_AnnualReturn2001	7.96%
Annual Return 2002	rr_AnnualReturn2002	5.63%
Annual Return 2003	rr_AnnualReturn2003	4.60%
Annual Return 2004	rr_AnnualReturn2004	1.62%
Annual Return 2005	rr_AnnualReturn2005	1.83%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(1.07%)
Annual Return 2009	rr_AnnualReturn2009	10.87%
Annual Return 2010	rr_AnnualReturn2010	4.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
Short-Term Income Fund | Short-Term Income Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Short-Term Income Fund | Short-Term Income Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
Short-Term Income Fund | Short-Term Income Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%